UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund

Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Fund	19.55%	13.67%	16.12%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Fund on November 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Period Ending Values
$44,555	Fidelity® Nasdaq Composite Index® Fund
$45,271	Nasdaq Composite Index®

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks continued to roll for the year ending November 30, 2019, with the S&P 500® index soaring 16.11% and marking history as the longest and strongest bull market ever, despite persistent, nagging concerns about global growth and trade. After a rough December 2018, upbeat company earnings, along with signs the Fed may pause on rates, boosted stocks to an all-time high on April 30. In May, however, volatility spiked and the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back to recorded a series of highs in July, when the Fed, affirming a dovish shift in policy, cut interest rates for the first time since 2008. Volatility intensified in August, however, as the Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the U.S. economy could be heading for recession. The market proved resilient, however, achieving a new high on October 30, when the Fed lowered rates for the third time this year. The rally continued with a strong November (+4%). Information technology (+32%) led the way, as investors regained comfort taking on risk. Communication services (+21%) also stood out, followed by real estate (+18%) and utilities (+17%). In contrast, energy (-8%) was by far the weakest group – struggling amid sluggish oil prices – while several solid gainers nonetheless fell short of the market: health care (+7%), consumer staples and materials (+13% each), financials and consumer discretionary (+14% each), and industrials (+16%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 19.55%, compared with an increase of 19.51% for the benchmark NASDAQ Composite Index. At the individual-stock level, the largest positive impact on performance came from the two largest companies in the index, Apple and Microsoft. Apple (+52%), a maker of consumer electronics and personal computers, reported especially strong growth in services and wearable electronics, while software company Microsoft (+38%) benefited from strong earnings growth and a decision to buy back stock and increase its quarterly dividend. Better-than-expected financial results lifted shares of social media company Facebook (+43%). Other notable contributors included Alphabet (combining its Class A and Class C shares), parent company of online search giant Google – whose shares rose on the company's strong financial results and announcement of a $25 billion share buyback plan – and online retailer Amazon.com (+7%). In contrast, Kraft Heinz (-37%) detracted, with much of its decline coming in February, after the packaged-foods company reported an exceptionally large charge to its quarterly earnings and simultaneously announced a government inquiry into the firm's accounting practices. Weak financial results weighed on shares of pharmacy retail chain Walgreens Boots Alliance (-27%). China-based Baidu (-37%) struggled, as the company anticipated continued challenges for its core online search-advertising business.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2019

% of fund's net assets
Apple, Inc.	7.4
Microsoft Corp.	7.1
Amazon.com, Inc.	5.4
Facebook, Inc. Class A	3.0
Alphabet, Inc. Class C	2.8
Alphabet, Inc. Class A	2.4
Intel Corp.	1.6
Comcast Corp. Class A	1.2
Cisco Systems, Inc.	1.2
PepsiCo, Inc.	1.2
33.3

Top Market Sectors as of November 30, 2019

% of fund's net assets
Information Technology	33.4
Communication Services	14.3
Consumer Discretionary	11.2
Health Care	9.3
Financials	6.0
Industrials	3.8
Consumer Staples	3.6
Real Estate	1.2
Utilities	0.7
Materials	0.3

Asset Allocation (% of fund's net assets)

As of November 30, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Schedule of Investments November 30, 2019

Showing Percentage of Net Assets

Common Stocks - 84.1%
	Shares	Value
COMMUNICATION SERVICES - 14.3%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	34,501	$61,412
ATN International, Inc.	12,205	685,311
B Communications Ltd. (a)	11,465	19,834
Bandwidth, Inc. (a)	3,809	213,037
Cogent Communications Group, Inc.	28,718	1,800,044
Consolidated Communications Holdings, Inc. (b)	44,289	160,769
GCI Liberty, Inc. (a)	58,039	4,120,189
Iridium Communications, Inc. (a)(b)	70,331	1,638,712
ORBCOMM, Inc. (a)	50,478	202,417
Pareteum Corp. (a)(b)	52,424	22,857
PDVWireless, Inc. (a)	11,876	504,374
Sify Technologies Ltd. sponsored ADR (b)	1,965	2,574
		9,431,530
Entertainment - 1.8%
Activision Blizzard, Inc.	322,463	17,680,646
Bilibili, Inc. ADR (a)	57,632	995,881
Changyou.com Ltd. (A Shares) ADR	9,360	89,388
Electronic Arts, Inc. (a)	128,746	13,004,633
Gaia, Inc. Class A (a)(b)	26,637	222,952
GigaMedia Ltd. (a)	1,007	2,497
Global Eagle Entertainment, Inc. (a)(b)	101,998	48,449
Glu Mobile, Inc. (a)	83,327	460,798
Gravity Co. Ltd. ADR (a)(b)	4,254	164,928
iQIYI, Inc. ADR (a)(b)	163,309	3,127,367
NetEase, Inc. ADR	32,256	10,170,962
Netflix, Inc. (a)	184,629	58,095,361
Reading International, Inc. Class A (a)	14,207	152,441
Roku, Inc. Class A (a)	45,420	7,284,005
Take-Two Interactive Software, Inc. (a)	47,825	5,803,564
The9 Ltd. sponsored ADR (a)	23,845	23,399
Viacom, Inc.:
Class A (b)	27,682	723,054
Class B (non-vtg.)	197,876	4,762,875
Zynga, Inc. (a)	431,068	2,685,554
		125,498,754
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	129,616	169,030,929
Class C (a)	152,222	198,643,621
ANGI Homeservices, Inc. Class A (a)(b)	46,175	357,856
Autoweb, Inc. (a)(b)	20,851	51,085
Baidu.com, Inc. sponsored ADR (a)	117,527	13,930,475
CarGurus, Inc. Class A (a)(b)	50,178	2,011,636
EverQuote, Inc. Class A (a)	4,250	149,643
Facebook, Inc. Class A (a)	1,049,204	211,561,495
IAC/InterActiveCorp (a)(b)	43,477	9,682,328
Liberty TripAdvisor Holdings, Inc. (a)	42,562	294,955
Match Group, Inc. (b)	38,897	2,741,461
MeetMe, Inc. (a)	66,976	324,164
Momo, Inc. ADR	87,228	3,264,944
Professional Diversity Network, Inc. (a)(c)	1,922	1,749
QuinStreet, Inc. (a)(b)	27,593	434,314
Qutoutiao, Inc. ADR (a)(b)	18,799	55,081
SINA Corp. (a)	39,741	1,386,563
Sohu.Com Ltd. ADR (a)	28,762	294,523
Super League Gaming, Inc. (b)	2,228	5,503
Travelzoo, Inc. (a)	6,862	70,884
TripAdvisor, Inc.	69,698	1,979,423
TrueCar, Inc. (a)	53,075	278,644
Weibo Corp. sponsored ADR (a)(b)	41,342	1,769,851
Yandex NV Series A (a)	159,298	6,685,737
YY, Inc. ADR (a)	27,597	1,760,413
Zillow Group, Inc.:
Class A (a)(b)	32,454	1,267,653
Class C (a)(b)	65,949	2,581,903
		630,616,833
Media - 3.0%
AirMedia Group, Inc. ADR (a)(b)	4,175	4,217
AMC Networks, Inc. Class A (a)	25,176	967,514
Beasley Broadcast Group, Inc. Class A	6,549	18,566
Boston Omaha Corp. (a)(b)	12,606	268,886
Cardlytics, Inc. (a)	5,974	334,843
Central European Media Enterprises Ltd. Class A (a)	135,521	609,845
Charter Communications, Inc. Class A (a)(b)	97,849	45,990,008
Comcast Corp. Class A	1,909,865	84,320,540
comScore, Inc. (a)	33,893	138,622
Criteo SA sponsored ADR (a)	35,411	632,086
Daily Journal Corp. (a)(b)	886	251,713
Discovery Communications, Inc.:
Class A (a)(b)	86,979	2,865,088
Class B (a)	615	24,600
Class C (non-vtg.) (a)	200,078	6,106,381
DISH Network Corp.:
rights 12/9/19 (a)	7,215	4,906
Class A (a)	133,303	4,554,964
E.W. Scripps Co. Class A (b)	37,206	555,114
Emmis Communications Corp. Class A (a)	7,203	32,630
Fluent, Inc. (a)(b)	61,565	100,967
Fox Corp.:
Class A	149,990	5,363,642
Class B	113,054	3,954,629
Hemisphere Media Group, Inc. (a)	14,863	208,082
Insignia Systems, Inc. (a)	7,572	6,513
Liberty Broadband Corp.:
Class A (a)	14,735	1,743,298
Class C (a)	85,362	10,199,905
Liberty Global PLC:
Class A (a)	83,817	1,890,073
Class B (a)	327	7,354
Class C (a)	202,530	4,354,395
Liberty Latin America Ltd.:
Class A (a)(b)	27,916	496,905
Class C (a)(b)	68,584	1,230,397
Liberty Media Corp.:
Class B (a)	5	243
Liberty Braves Class A (a)	12,004	340,794
Liberty Braves Class C (a)	20,116	569,283
Liberty Formula One Group Series C (a)	117,580	5,301,682
Liberty Media Class A (a)	14,368	618,830
Liberty SiriusXM Series A (a)	66,386	3,232,998
Liberty SiriusXM Series C (a)	97,065	4,708,623
Loral Space & Communications Ltd. (a)	13,720	464,559
Marchex, Inc. Class B (a)	34,542	138,859
MDC Partners, Inc. Class A (a)	47,873	111,544
News Corp.:
Class A	214,103	2,757,647
Class B	111,410	1,467,270
Nexstar Broadcasting Group, Inc. Class A	25,789	2,777,733
Perion Network Ltd. (a)	4,851	26,050
Salem Communications Corp. Class A	10,029	14,843
Scholastic Corp.	18,793	697,784
Sinclair Broadcast Group, Inc. Class A (b)	40,729	1,418,591
Sirius XM Holdings, Inc. (b)	1,877,701	13,106,353
TechTarget, Inc. (a)	19,894	527,589
Tribune Publishing Co.	23,863	298,765
Urban One, Inc. Class D (non-vtg.) (a)	18,618	36,864
		215,853,587
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)(b)	26,067	300,031
Gogo, Inc. (a)(b)	65,948	333,697
Millicom International Cellular SA (b)	45,551	2,041,140
NII Holdings, Inc. (a)	5,182	9,639
Partner Communications Co. Ltd. ADR (a)	1,446	6,550
Shenandoah Telecommunications Co.	34,510	1,295,851
Spok Holdings, Inc.	14,862	182,951
T-Mobile U.S., Inc. (a)	358,956	28,195,994
VEON Ltd. sponsored ADR	828,386	2,186,939
Vodafone Group PLC sponsored ADR	257,256	5,098,814
		39,651,606

TOTAL COMMUNICATION SERVICES		1,021,052,310

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)	13,333	42,266
China XD Plastics Co. Ltd. (a)	26,293	50,483
Dorman Products, Inc. (a)(b)	18,396	1,367,191
Fox Factory Holding Corp. (a)(b)	21,185	1,396,727
Gentex Corp.	144,258	4,096,927
Gentherm, Inc. (a)(b)	20,636	863,617
Kandi Technolgies, Inc. (a)(b)	45,300	216,081
Motorcar Parts of America, Inc. (a)(b)	13,721	267,697
Shiloh Industries, Inc. (a)	15,910	60,617
SORL Auto Parts, Inc. (a)(b)	7,832	34,617
Strattec Security Corp.	1,501	35,093
The Goodyear Tire & Rubber Co.	128,398	2,053,084
Visteon Corp. (a)(b)	15,468	1,446,722
Workhorse Group, Inc. (a)(b)	35,585	97,859
		12,028,981
Automobiles - 0.3%
Tesla, Inc. (a)(b)	73,489	24,246,961
Distributors - 0.2%
Core-Mark Holding Co., Inc.	29,431	793,165
Educational Development Corp.	10,900	66,490
LKQ Corp. (a)	178,030	6,280,898
Pool Corp.	22,239	4,591,242
Weyco Group, Inc.	10,577	259,665
		11,991,460
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	8,624	213,530
Arco Platform Ltd. Class A (a)	3,306	142,158
Career Education Corp. (a)	41,490	692,053
Collectors Universe, Inc.	11,030	289,758
Frontdoor, Inc. (a)(b)	47,340	2,142,608
Grand Canyon Education, Inc. (a)	26,904	2,291,952
Houghton Mifflin Harcourt Co. (a)	79,374	465,925
HyreCar, Inc. (a)(b)	3,092	8,101
Laureate Education, Inc. Class A (a)	59,732	1,036,350
Lincoln Educational Services Corp. (a)(b)	11,240	19,670
Strategic Education, Inc.	16,424	2,327,938
Tarena International, Inc. ADR (a)(b)	26,977	23,740
Weight Watchers International, Inc. (a)	37,310	1,615,150
Xpresspa Group, Inc. (a)	407	309
		11,269,242
Hotels, Restaurants & Leisure - 1.6%
BBQ Holdings, Inc. (a)	3,113	14,662
BJ's Restaurants, Inc.	11,501	473,266
Bloomin' Brands, Inc. (b)	51,284	1,233,380
Caesars Entertainment Corp. (a)	315,469	4,113,716
Carrols Restaurant Group, Inc. (a)(b)	24,955	197,644
Century Casinos, Inc. (a)	18,295	148,190
Churchill Downs, Inc. (b)	18,774	2,440,808
Chuy's Holdings, Inc. (a)(b)	9,648	278,055
Cracker Barrel Old Country Store, Inc. (b)	13,337	2,050,430
Dave & Buster's Entertainment, Inc. (b)	21,332	857,120
Del Taco Restaurants, Inc. (a)	26,399	197,729
Denny's Corp. (a)	38,990	761,865
Diversified Restaurant Holdings, Inc. (a)	14,071	14,493
Dunkin' Brands Group, Inc.	45,904	3,513,951
El Pollo Loco Holdings, Inc. (a)(b)	20,392	328,719
Eldorado Resorts, Inc. (a)(b)	36,330	1,944,018
Extended Stay America, Inc. unit	105,950	1,563,822
Fiesta Restaurant Group, Inc. (a)(b)	14,421	142,768
Golden Entertainment, Inc. (a)	11,711	212,203
Good Times Restaurants, Inc. (a)	8,038	12,861
Habit Restaurants, Inc. Class A (a)(b)	20,233	215,279
Huazhu Group Ltd. ADR (b)	81,086	2,773,952
Inspired Entertainment, Inc. (a)	11,329	79,190
Jack in the Box, Inc. (b)	15,092	1,196,645
Lindblad Expeditions Holdings (a)	32,411	502,371
Marriott International, Inc. Class A	147,990	20,771,876
Melco Crown Entertainment Ltd. sponsored ADR	134,103	2,853,712
Monarch Casino & Resort, Inc. (a)	10,789	491,978
Nathan's Famous, Inc.	3,678	274,195
Noodles & Co. (a)(b)	27,889	175,701
Papa John's International, Inc. (b)	19,371	1,225,797
Penn National Gaming, Inc. (a)(b)	54,931	1,265,061
Playa Hotels & Resorts NV (a)	74,578	587,675
Potbelly Corp. (a)	13,868	70,172
Rave Restaurant Group, Inc. (a)(b)	4,931	8,383
RCI Hospitality Holdings, Inc.	7,136	131,302
Red Robin Gourmet Burgers, Inc. (a)	6,865	187,209
Red Rock Resorts, Inc.	32,954	771,124
Ruth's Hospitality Group, Inc.	18,941	442,651
Scientific Games Corp. Class A (a)(b)	49,089	1,343,075
Starbucks Corp.	526,494	44,978,382
Texas Roadhouse, Inc. Class A	39,896	2,309,978
The Cheesecake Factory, Inc. (b)	25,301	1,103,377
The Stars Group, Inc. (a)	151,271	3,673,871
Town Sports International Holdings, Inc. (a)(b)	21,501	33,112
Tuniu Corp. Class A sponsored ADR (a)	18,162	45,950
Wendy's Co.	108,197	2,319,744
Wingstop, Inc.	16,204	1,296,320
Wynn Resorts Ltd.	45,846	5,540,489
		117,168,271
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	7,501	114,165
Cavco Industries, Inc. (a)	5,290	1,058,053
Flexsteel Industries, Inc.	5,816	106,898
Garmin Ltd.	105,981	10,353,284
GoPro, Inc. Class A (a)(b)	67,299	271,888
Green Brick Partners, Inc. (a)	26,169	298,588
Helen of Troy Ltd. (a)	13,978	2,256,329
Hooker Furniture Corp.	6,220	148,098
iRobot Corp. (a)(b)	15,168	660,718
LGI Homes, Inc. (a)(b)	11,902	860,158
Lifetime Brands, Inc.	11,982	78,123
Live Ventures, Inc. (a)	1,151	9,289
Lovesac (a)(b)	4,530	69,128
Newell Brands, Inc.	198,552	3,816,169
Nova LifeStyle, Inc. (a)(b)	8,342	3,837
Sonos, Inc. (a)(b)	56,460	781,971
Turtle Beach Corp. (a)(b)	7,033	58,655
Universal Electronics, Inc. (a)	7,428	412,997
VOXX International Corp. (a)	10,039	46,280
Vuzix Corp. (a)(b)	40,728	99,376
Zagg, Inc. (a)(b)	14,972	114,985
		21,618,989
Internet & Direct Marketing Retail - 6.9%
1-800-FLOWERS.com, Inc. Class A (a)	32,541	438,327
Amazon.com, Inc. (a)	215,530	388,126,424
Baozun, Inc. sponsored ADR (a)(b)	24,322	923,506
CNOVA NV (a)	178,552	491,821
Ctrip.com International Ltd. ADR (a)	205,080	6,816,859
Duluth Holdings, Inc. (a)(b)	18,517	170,912
eBay, Inc. (b)	417,329	14,823,526
Etsy, Inc. (a)	66,434	2,882,571
EVINE Live, Inc. (a)(b)	96,670	50,268
Expedia, Inc.	68,477	6,961,372
Groupon, Inc. (a)	318,729	924,314
JD.com, Inc. sponsored ADR (a)	390,893	12,762,656
Jmu Ltd. sponsored ADR (a)	6,133	5,826
Lands' End, Inc. (a)(b)	17,966	211,639
Liberty Interactive Corp. QVC Group (a)	205	1,927
Liberty Interactive Corp. QVC Group Series A (a)	228,404	2,160,702
Liquidity Services, Inc. (a)	23,372	163,370
MakeMyTrip Ltd. (a)	32,196	838,062
MercadoLibre, Inc. (a)	20,480	11,890,278
Overstock.com, Inc. (a)(b)	19,935	151,307
PetMed Express, Inc. (b)	11,596	264,737
Pinduoduo, Inc. ADR (a)(b)	142,290	5,115,326
Points International Ltd. (a)	16,254	216,666
Remark Holdings, Inc. (a)(b)	34,230	23,105
RumbleON, Inc. Class B (a)	2,665	3,305
Stamps.com, Inc. (a)	9,758	851,386
Stitch Fix, Inc. (a)(b)	15,353	362,024
The Booking Holdings, Inc. (a)	19,508	37,143,817
The RealReal, Inc. (b)	39,200	674,240
U.S. Auto Parts Network, Inc. (a)	40,489	90,695
Uxin Ltd. ADR (a)(b)	103,512	257,745
Yatra Online, Inc. (a)(b)	56,191	201,726
		496,000,439
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	31,272	273,317
BRP, Inc.	24,000	1,192,321
Clarus Corp.	14,880	187,339
Escalade, Inc.	6,771	76,851
Hasbro, Inc.	53,136	5,403,931
Johnson Outdoors, Inc. Class A (b)	5,775	373,065
Malibu Boats, Inc. Class A (a)	12,246	484,207
Mattel, Inc. (a)(b)	191,729	2,243,229
MCBC Holdings, Inc. (a)	12,347	205,084
Summer Infant, Inc. (a)	1,750	560
		10,439,904
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	100,500	9,191,730
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	35,059	2,292,859
		11,484,589
Specialty Retail - 0.9%
America's Car Mart, Inc. (a)(b)	3,745	409,179
Ascena Retail Group, Inc. (a)	118,628	53,466
Bed Bath & Beyond, Inc. (b)	80,385	1,172,013
Big 5 Sporting Goods Corp. (b)	22,393	60,461
Citi Trends, Inc.	7,084	145,435
Conn's, Inc. (a)(b)	16,466	361,099
DavidsTea, Inc. (a)(b)	21,923	34,748
Destination XL Group, Inc. (a)	28,678	35,274
Five Below, Inc. (a)(b)	30,949	3,828,701
Hibbett Sports, Inc. (a)(b)	12,390	351,504
Kirkland's, Inc. (a)(b)	8,678	13,538
Michaels Companies, Inc. (a)(b)	97,703	799,211
Monro, Inc. (b)	18,906	1,387,700
National Vision Holdings, Inc. (a)	43,756	1,321,431
O'Reilly Automotive, Inc. (a)	34,515	15,265,294
Office Depot, Inc. (b)	293,964	655,540
Rent-A-Center, Inc.	30,235	787,017
Ross Stores, Inc. (b)	159,756	18,555,659
Shoe Carnival, Inc. (b)	8,600	305,300
Sleep Number Corp. (a)	23,390	1,129,035
Sportsman's Warehouse Holdings, Inc. (a)	40,983	299,586
Tandy Leather Factory, Inc. (a)	5,773	30,135
The Children's Place Retail Stores, Inc. (b)	10,570	763,788
Tractor Supply Co.	67,865	6,409,171
Trans World Entertainment Corp. (a)	477	1,288
TravelCenters of America LLC (a)	5,108	51,948
Ulta Beauty, Inc. (a)	25,815	6,037,096
Urban Outfitters, Inc. (a)(b)	65,559	1,682,244
Winmark Corp.	2,473	437,721
Zumiez, Inc. (a)	13,387	395,452
		62,780,034
Textiles, Apparel & Luxury Goods - 0.3%
Centric Brands, Inc. (a)(b)	3,423	10,337
Charles & Colvard Ltd. (a)	4,097	6,105
Columbia Sportswear Co. (b)	38,158	3,529,615
Crocs, Inc. (a)	41,108	1,434,669
Crown Crafts, Inc.	8,885	59,530
Fossil Group, Inc. (a)	27,464	205,705
G-III Apparel Group Ltd. (a)	26,962	798,075
Kingold Jewelry, Inc. (a)(b)	4,491	7,141
Lakeland Industries, Inc. (a)	6,566	67,695
lululemon athletica, Inc. (a)	57,563	12,991,393
Rocky Brands, Inc.	7,518	209,602
Sequential Brands Group, Inc. (a)(b)	33,822	13,529
Steven Madden Ltd.	48,076	2,041,788
Superior Group of Companies, Inc.	8,722	117,136
Vera Bradley, Inc. (a)	18,019	198,930
		21,691,250

TOTAL CONSUMER DISCRETIONARY		800,720,120

CONSUMER STAPLES - 3.6%
Beverages - 1.4%
Celsius Holdings, Inc. (a)(b)	39,333	190,765
Coca-Cola Bottling Co. Consolidated	4,469	1,207,345
Craft Brew Alliance, Inc. (a)	16,286	268,393
MGP Ingredients, Inc. (b)	9,515	434,074
Monster Beverage Corp. (a)	235,393	14,081,209
National Beverage Corp. (b)	26,081	1,294,661
New Age Beverages Corp. (a)(b)	46,863	101,224
PepsiCo, Inc.	598,284	81,264,916
Primo Water Corp. (a)(b)	26,082	266,036
		99,108,623
Food & Staples Retailing - 1.2%
Andersons, Inc.	17,151	396,188
Casey's General Stores, Inc.	20,434	3,550,816
Chefs' Warehouse Holdings (a)	16,733	595,025
China Jo-Jo Drugstores, Inc. (a)(b)	105,303	147,424
Costco Wholesale Corp.	186,297	55,853,704
G Willi-Food International Ltd. (a)	4,242	51,116
iFresh, Inc. (a)	31,015	11,165
Ingles Markets, Inc. Class A	11,952	531,147
PriceSmart, Inc.	17,300	1,293,002
SpartanNash Co.	18,179	257,415
Sprouts Farmers Market LLC (a)	71,511	1,415,918
Walgreens Boots Alliance, Inc.	402,418	23,984,113
		88,087,033
Food Products - 1.0%
Alico, Inc.	5,485	185,722
Beyond Meat, Inc. (b)	31,790	2,637,298
Bridgford Foods Corp. (a)(b)	457	12,238
Cal-Maine Foods, Inc. (b)	23,771	1,034,752
Calavo Growers, Inc. (b)	9,847	878,254
Farmer Brothers Co. (a)	11,563	175,411
Freshpet, Inc. (a)	20,178	1,084,366
Future FinTech Group, Inc. (a)(b)	23,108	12,016
Hostess Brands, Inc. Class A (a)(b)	56,044	753,792
J&J Snack Foods Corp.	10,498	1,942,130
John B. Sanfilippo & Son, Inc.	4,608	450,386
Lancaster Colony Corp.	15,280	2,414,698
Landec Corp. (a)	22,245	254,928
Lifeway Foods, Inc. (a)	8,620	17,585
Limoneira Co. (b)	11,551	228,075
Mondelez International, Inc.	616,918	32,412,872
Origin Agritech Ltd. (a)(b)	2,834	14,737
Pilgrim's Pride Corp. (a)	138,186	4,352,859
Pingtan Marine Enterprise Ltd. (a)(b)	37,129	49,382
S&W Seed Co. (a)	10,249	23,163
Sanderson Farms, Inc.	12,392	2,051,867
Seneca Foods Corp. Class A (a)	5,997	234,483
SunOpta, Inc. (a)(b)	45,709	132,829
The Hain Celestial Group, Inc. (a)(b)	57,981	1,433,290
The Kraft Heinz Co.	515,729	15,729,735
The Simply Good Foods Co. (a)	44,451	1,228,181
Village Farms International, Inc. (a)	24,746	163,570
		69,908,619
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	27,533	688,600
WD-40 Co. (b)	7,722	1,491,195
		2,179,795
Personal Products - 0.0%
Inter Parfums, Inc.	17,219	1,213,767
LifeVantage Corp. (a)	12,732	191,871
Mannatech, Inc.	1,439	23,413
Natural Alternatives International, Inc. (a)	3,874	30,062
Natural Health Trends Corp. (b)	6,237	35,987
Nature's Sunshine Products, Inc. (a)	9,832	98,762
Neptune Technologies & Bioressources, Inc. (a)(b)	76,890	221,125
Reliv International, Inc. (a)	131	523
United-Guardian, Inc.	2,237	44,874
Veru, Inc. (a)(b)	19,258	40,827
Youngevity International, Inc. (a)(b)	4,487	19,788
		1,920,999

TOTAL CONSUMER STAPLES		261,205,069

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
CSI Compressco LP	40,747	99,015
Dawson Geophysical Co. (a)(b)	25,066	56,649
DMC Global, Inc. (b)	9,729	448,410
ENGlobal Corp. (a)	14,877	16,513
Geospace Technologies Corp. (a)	17,981	259,286
Gulf Island Fabrication, Inc. (a)(b)	16,055	87,339
KLX Energy Services Holdings, Inc. (a)(b)	14,667	82,869
Mammoth Energy Services, Inc. (b)	24,626	38,663
Matrix Service Co. (a)	14,130	295,882
Mitcham Industries, Inc. (a)	6,441	13,977
NCS Multistage Holdings, Inc. (a)(b)	43,968	94,531
Patterson-UTI Energy, Inc.	115,875	1,035,923
Profire Energy, Inc. (a)	42,605	60,925
RigNet, Inc. (a)	14,173	73,700
SAExploration Holdings, Inc. (a)(b)	22,492	53,531
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	30	0
Series B warrants 7/27/21 (a)(d)	30	0
Smart Sand, Inc. (a)(b)	21,813	50,606
Synthesis Energy Systems, Inc. (a)(b)	1,363	7,715
		2,775,534
Oil, Gas & Consumable Fuels - 0.2%
Abraxas Petroleum Corp. (a)(b)	86,340	22,189
Aemetis, Inc. (a)(b)	6,669	6,536
Alliance Resource Partners LP	70,562	740,901
Altus Midstream Co. (a)(b)	48,954	94,481
Amplify Energy Corp. New warrants 5/4/22 (a)	717	7
Berry Petroleum Corp.	42,400	337,928
Blueknight Energy Partners LP	42,817	45,814
Calumet Specialty Products Partners LP (a)	61,788	190,925
Capital Product Partners LP	9,983	115,204
Carrizo Oil & Gas, Inc. (a)	51,622	330,897
Centennial Resource Development, Inc. Class A (a)	146,786	453,569
Clean Energy Fuels Corp. (a)	161,939	315,781
Diamondback Energy, Inc.	91,756	7,096,409
Dorchester Minerals LP	27,616	479,966
Extraction Oil & Gas, Inc. (a)(b)	95,555	137,599
Gevo, Inc. (a)(b)	22,927	52,503
Golar LNG Ltd. (b)	55,145	717,988
Golar LNG Partners LP	40,472	384,889
Green Plains Partners LP	15,501	208,488
Green Plains, Inc.	21,706	331,017
Gulfport Energy Corp. (a)(b)	102,132	242,053
Hallador Energy Co. (b)	23,992	71,736
Lonestar Resources U.S., Inc. (a)(b)	22,387	44,326
Marine Petroleum Trust	339	675
Martin Midstream Partners LP	28,709	119,142
Mid-Con Energy Partners LP (a)	12,520	2,970
New Fortress Energy LLC	1,841	27,560
Nextdecade Corp. (a)(b)	65,743	430,617
Pacific Ethanol, Inc. (a)(b)	84,787	41,028
PDC Energy, Inc. (a)	36,660	833,282
Penn Virginia Corp. (a)	8,755	211,433
PrimeEnergy Corp. (a)	482	71,770
Renewable Energy Group, Inc. (a)	19,160	326,870
StealthGas, Inc. (a)(b)	21,084	73,372
Tellurian, Inc. (a)(b)	137,676	1,003,658
Torchlight Energy Resources, Inc. (a)(b)	84,218	60,637
TransGlobe Energy Corp.	84,684	96,268
U.S. Energy Corp. (a)	529	179
Vertex Energy, Inc. (a)(b)	18,165	29,246
Viper Energy Partners LP	35,053	831,457
Westwater Resources, Inc. (a)(b)	828	2,145
Zion Oil & Gas, Inc. (a)(b)	135,287	24,081
		16,607,596

TOTAL ENERGY		19,383,130

FINANCIALS - 6.0%
Banks - 2.6%
1st Constitution Bancorp	4,489	91,486
1st Source Corp.	16,617	854,280
ACNB Corp.	4,529	159,511
Allegiance Bancshares, Inc. (a)(b)	13,633	489,152
American National Bankshares, Inc.	6,086	230,233
American River Bankshares	3,241	48,615
Ameris Bancorp	43,699	1,907,461
Ames National Corp.	6,067	171,029
Arrow Financial Corp.	9,057	324,784
Atlantic Capital Bancshares, Inc. (a)	20,721	392,041
BancFirst Corp.	20,722	1,224,463
Bancorp, Inc., Delaware (a)	36,694	406,936
Bank of Commerce Holdings	11,306	129,454
Bank of Marin Bancorp	13,628	615,032
Bank OZK	71,682	2,127,522
BankFinancial Corp.	14,628	199,672
Bankwell Financial Group, Inc.	4,285	125,465
Banner Corp.	19,210	1,049,442
BCB Bancorp, Inc.	9,394	127,195
BOK Financial Corp. (b)	40,141	3,345,351
Boston Private Financial Holdings, Inc.	54,176	636,026
Bridge Bancorp, Inc.	16,145	527,619
Brookline Bancorp, Inc., Delaware	43,929	705,060
Bryn Mawr Bank Corp.	10,749	422,113
C & F Financial Corp.	2,765	155,670
Camden National Corp.	10,935	475,016
Capital City Bank Group, Inc.	17,094	494,529
Capstar Financial Holdings, Inc.	13,933	234,074
Carolina Financial Corp.	12,628	534,038
Cathay General Bancorp	45,230	1,665,369
Centerstate Banks of Florida, Inc.	72,405	1,841,259
Central Valley Community Bancorp	8,707	183,718
Century Bancorp, Inc. Class A (non-vtg.)	2,504	218,474
Chemung Financial Corp.	4,490	205,507
Citizens Community Bancorp, Inc.	3,814	45,577
Citizens Holding Co. (b)	1,310	29,108
City Holding Co.	11,138	885,248
Civista Bancshares, Inc.	12,037	260,962
CNB Financial Corp., Pennsylvania	11,686	369,979
Codorus Valley Bancorp, Inc.	7,465	160,572
Colony Bankcorp, Inc.	3,930	63,705
Columbia Banking Systems, Inc. (b)	40,980	1,601,498
Commerce Bancshares, Inc. (b)	61,941	4,151,905
Community Bankers Trust Corp.	16,444	142,898
Community Financial Corp.	3,550	122,369
Community Trust Bancorp, Inc.	10,703	480,993
ConnectOne Bancorp, Inc.	20,190	508,586
County Bancorp, Inc.	3,530	85,214
CVB Financial Corp.	78,520	1,677,187
DNB Financial Corp.	2,582	119,263
Eagle Bancorp Montana, Inc.	2,037	43,551
Eagle Bancorp, Inc.	20,439	907,900
East West Bancorp, Inc.	80,678	3,696,666
Enterprise Bancorp, Inc.	7,478	238,473
Enterprise Financial Services Corp.	14,907	673,796
Equity Bancshares, Inc. (a)	10,160	299,212
Farmers & Merchants Bancorp, Inc. (b)	7,012	181,961
Farmers National Banc Corp.	18,733	287,364
Fifth Third Bancorp	427,468	12,905,259
Financial Institutions, Inc.	9,689	315,668
First Bancorp, North Carolina	16,272	636,235
First Bancshares, Inc.	10,617	356,307
First Bank Hamilton New Jersey	14,532	157,382
First Busey Corp.	30,575	813,295
First Capital, Inc. (b)	704	47,837
First Citizens Bancshares, Inc.	5,801	3,015,360
First Community Bankshares, In	14,247	434,391
First Community Corp.	3,289	67,523
First Financial Bancorp, Ohio (b)	54,824	1,333,320
First Financial Bankshares, Inc. (b)	75,890	2,623,517
First Financial Corp., Indiana	8,773	387,942
First Financial Northwest, Inc.	10,995	161,956
First Foundation, Inc.	23,394	383,428
First Guaranty Bancshares, Inc.	6,656	143,104
First Hawaiian, Inc.	75,226	2,146,950
First Internet Bancorp	8,630	195,901
First Interstate Bancsystem, Inc.	23,763	1,000,422
First Merchants Corp.	33,307	1,348,600
First Mid-Illinois Bancshares, Inc.	11,244	393,315
First Midwest Bancorp, Inc., Delaware	59,323	1,279,004
First Northwest Bancorp	6,852	120,801
First of Long Island Corp.	18,772	454,846
Flushing Financial Corp.	19,256	408,227
Fulton Financial Corp.	98,096	1,683,327
German American Bancorp, Inc.	17,425	587,223
Glacier Bancorp, Inc. (b)	47,138	2,067,001
Great Southern Bancorp, Inc.	10,419	635,872
Grupo Financiero Galicia SA sponsored ADR	38,413	513,198
Guaranty Bancshares, Inc. Texas	8,164	269,820
Hancock Whitney Corp.	47,418	1,925,645
Hanmi Financial Corp.	20,339	399,255
HarborOne Bancorp, Inc.	37,204	394,734
Hawthorn Bancshares, Inc.	792	19,269
Heartland Financial U.S.A., Inc.	19,354	913,896
Heritage Commerce Corp.	29,498	368,725
Heritage Financial Corp., Washington	22,026	607,477
Home Bancshares, Inc.	94,396	1,776,533
HomeTrust Bancshares, Inc.	11,346	296,471
Hope Bancorp, Inc.	71,026	1,030,587
Horizon Bancorp, Inc. Indiana	31,602	594,750
Howard Bancorp, Inc. (a)	11,970	199,420
Huntington Bancshares, Inc.	593,654	8,839,508
IBERIABANK Corp.	30,726	2,242,691
Independent Bank Corp.	20,718	463,047
Independent Bank Corp., Massachusetts	19,887	1,674,485
Independent Bank Group, Inc.	24,511	1,412,569
International Bancshares Corp.	40,448	1,715,804
Investar Holding Corp.	8,715	218,049
Investors Bancorp, Inc.	163,153	1,967,625
Lakeland Bancorp, Inc.	40,167	669,986
Lakeland Financial Corp. (b)	16,292	767,679
Landmark Bancorp, Inc.	2,434	57,808
LCNB Corp.	12,147	224,598
Live Oak Bancshares, Inc. (b)	19,604	357,773
Macatawa Bank Corp.	20,908	223,925
Mercantil Bank Holding Corp. Class A (b)	10,100	222,604
Mercantile Bank Corp.	12,064	425,256
Midland States Bancorp, Inc.	16,529	464,134
MidWestOne Financial Group, Inc.	8,799	299,166
MutualFirst Financial, Inc.	4,994	198,012
National Bankshares, Inc.	4,034	172,978
NBT Bancorp, Inc.	26,688	1,067,520
Nicolet Bankshares, Inc. (a)	7,073	512,510
Northeast Bank	7,547	163,015
Northrim Bancorp, Inc.	5,057	189,486
Norwood Financial Corp.	3,432	120,120
Oak Valley Bancorp Oakdale California (b)	5,104	95,598
Old National Bancorp, Indiana (b)	98,049	1,772,726
Old Point Financial Corp.	2,751	78,404
Old Second Bancorp, Inc.	25,460	314,431
Opus Bank (b)	23,539	605,188
Orrstown Financial Services, Inc.	7,486	164,093
Pacific Mercantile Bancorp (a)	11,962	85,648
Pacific Premier Bancorp, Inc.	41,228	1,320,945
PacWest Bancorp (b)	67,576	2,516,530
Patriot National Bancorp, Inc.	1,723	21,624
Peapack-Gladstone Financial Corp.	13,648	408,075
Penns Woods Bancorp, Inc.	4,912	155,563
People's Utah Bancorp	12,757	374,418
Peoples Bancorp of North Carolina	2,809	88,484
Peoples Bancorp, Inc.	13,997	457,842
Peoples Financial Services Corp.	4,097	201,245
Peoples United Financial, Inc.	243,455	4,017,008
Pinnacle Financial Partners, Inc.	43,093	2,646,772
Popular, Inc.	55,903	3,091,995
Preferred Bank, Los Angeles (b)	9,881	544,937
Premier Financial Bancorp, Inc.	14,394	261,251
QCR Holdings, Inc.	9,138	381,968
RBB Bancorp	10,860	217,417
Reliant Bancorp, Inc. (b)	8,809	196,793
Renasant Corp.	31,733	1,123,348
Republic Bancorp, Inc., Kentucky Class A	13,488	623,146
Republic First Bancorp, Inc. (a)	51,967	205,789
S&T Bancorp, Inc.	20,420	770,242
Salisbury Bancorp, Inc.	1,410	66,975
Sandy Spring Bancorp, Inc.	19,903	703,770
SB Financial Group, Inc.	3,090	56,362
SB One Bancorp	5,449	128,814
Seacoast Banking Corp., Florida (a)	27,356	813,841
Select Bancorp, Inc. New (a)	7,749	92,446
ServisFirst Bancshares, Inc. (b)	31,925	1,160,793
Shore Bancshares, Inc.	9,065	151,748
Sierra Bancorp	9,675	259,290
Signature Bank	29,716	3,665,766
Simmons First National Corp. Class A	51,609	1,337,189
SmartFinancial, Inc.	10,154	231,511
Sound Financial Bancorp, Inc.	560	20,076
South State Corp.	19,799	1,648,861
Southern First Bancshares, Inc. (a)	4,670	200,016
Southern National Bancorp of Virginia, Inc.	16,511	263,020
Southside Bancshares, Inc.	18,447	647,674
Stock Yards Bancorp, Inc.	17,937	742,412
Summit Financial Group, Inc.	12,099	326,068
Summit State Bank	3,173	39,187
SVB Financial Group (a)	29,443	6,822,826
Tcf Financial Corp.	73,163	3,108,696
Texas Capital Bancshares, Inc. (a)	27,968	1,616,550
The Bank of Princeton	4,360	124,958
The First Bancorp, Inc.	6,253	178,085
TowneBank	39,887	1,122,819
Trico Bancshares	20,207	781,001
TriState Capital Holdings, Inc. (a)	23,198	562,088
Triumph Bancorp, Inc. (a)	13,714	491,784
Trustmark Corp. (b)	44,476	1,528,195
UMB Financial Corp. (b)	27,775	1,868,424
Umpqua Holdings Corp.	122,752	2,009,450
Union Bankshares Corp.	45,844	1,732,903
Union Bankshares, Inc. (b)	2,141	72,751
United Bankshares, Inc., West Virginia (b)	57,556	2,179,646
United Community Bank, Inc.	45,447	1,408,857
United Security Bancshares, Inc.	3,330	35,631
Unity Bancorp, Inc.	5,768	127,761
Univest Corp. of Pennsylvania	18,579	485,098
Valley National Bancorp (b)	185,720	2,150,638
Veritex Holdings, Inc.	30,535	794,215
Washington Trust Bancorp, Inc. (b)	11,648	607,909
Wellesley Bancorp, Inc.	1,635	53,236
WesBanco, Inc.	43,671	1,593,118
West Bancorp., Inc.	9,814	238,284
Westamerica Bancorp. (b)	16,135	1,048,775
Wintrust Financial Corp.	31,414	2,133,325
Zions Bancorp NA	103,830	5,168,657
		184,778,703
Capital Markets - 1.9%
AGM Group Holdings, Inc. (a)(b)	2,452	50,732
B. Riley Financial, Inc. (b)	14,066	410,868
BGC Partners, Inc. Class A	163,907	950,661
Blucora, Inc. (a)	26,443	622,468
Capital Southwest Corp.	11,586	256,051
Capitala Finance Corp.	9,727	82,582
Carlyle Group LP	66,783	1,990,133
China Finance Online Co. Ltd. ADR (a)	8,455	4,819
China Internet Nationwide Financial Services, Inc. (a)(b)	11,616	9,874
CM Finance, Inc.	10,178	73,383
CME Group, Inc.	199,269	40,397,804
Cowen Group, Inc. Class A (a)(b)	15,542	238,103
Diamond Hill Investment Group, Inc.	2,071	282,795
E*TRADE Financial Corp.	104,344	4,622,439
Focus Financial Partners, Inc. Class A (a)	25,930	728,892
Hamilton Lane, Inc. Class A	15,282	886,356
Harvest Capital Credit Corp.	3,546	32,588
Hennessy Advisors, Inc. (b)	3,812	45,287
Horizon Technology Finance Corp.	12,178	152,103
Interactive Brokers Group, Inc.	33,600	1,626,912
INTL FCStone, Inc. (a)	11,087	443,480
LPL Financial	48,249	4,455,795
MarketAxess Holdings, Inc.	22,691	9,163,080
Morningstar, Inc.	23,865	3,749,192
Newtek Business Services Corp. (b)	17,076	399,066
Northern Trust Corp.	122,182	13,102,798
SEI Investments Co.	85,434	5,513,056
Siebert Financial Corp. (a)(b)	13,759	146,396
Silvercrest Asset Management Group Class A	5,385	69,736
T. Rowe Price Group, Inc.	132,166	16,330,431
TD Ameritrade Holding Corp.	313,476	16,247,461
The NASDAQ OMX Group, Inc.	92,405	9,684,044
U.S. Global Investments, Inc. Class A (b)	15,643	22,526
Value Line, Inc.	5,177	141,902
Virtu Financial, Inc. Class A (b)	54,933	911,888
Virtus Investment Partners, Inc. (b)	4,331	510,192
Wins Finance Holdings, Inc. (a)	9,151	106,701
WisdomTree Investments, Inc. (b)	86,714	421,430
Yintech Investment Holdings Ltd. sponsored ADR (a)	5,350	25,948
		134,909,972
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	2,688	21,208
Consumer Portfolio Services, Inc. (a)	11,810	39,564
Credit Acceptance Corp. (a)(b)	10,504	4,521,552
Encore Capital Group, Inc. (a)(b)	18,864	687,970
EZCORP, Inc. (non-vtg.) Class A (a)(b)	27,154	139,028
First Cash Financial Services, Inc.	27,098	2,190,602
LexinFintech Holdings Ltd. ADR (a)(b)	49,254	586,615
Navient Corp.	148,246	2,127,330
Nicholas Financial, Inc. (a)	4,973	43,563
PRA Group, Inc. (a)(b)	26,291	963,302
SLM Corp.	242,531	2,068,789
World Acceptance Corp. (a)	6,070	576,589
		13,966,112
Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc. (a)	3,619	34,236
GWG Holdings, Inc. (a)(b)	1,575	16,380
LM Funding America, Inc. (a)	30,394	24,926
Marlin Business Services Corp.	10,171	218,066
		293,608
Insurance - 0.9%
1347 Property Insurance Holdings, Inc. (a)	2,663	12,010
AMBAC Financial Group, Inc. (a)	23,824	496,016
American National Insurance Co.	15,004	1,770,472
Amerisafe, Inc.	10,118	683,977
Arch Capital Group Ltd. (a)	225,167	9,450,259
Atlas Financial Holdings, Inc. (a)(b)	12,786	6,911
Brighthouse Financial, Inc. (a)	65,112	2,680,010
Cincinnati Financial Corp.	91,149	9,757,500
Conifer Holdings, Inc. (a)	3,170	11,571
Donegal Group, Inc. Class A	11,965	175,048
eHealth, Inc. (a)(b)	13,205	1,218,293
Enstar Group Ltd. (a)	10,015	2,045,163
Erie Indemnity Co. Class A (b)	25,761	4,361,337
Fanhua, Inc. ADR	19,517	530,862
Fednat Holding Co.	9,090	135,532
Global Indemnity Ltd.	6,861	197,391
Goosehead Insurance (b)	10,642	431,214
Greenlight Capital Re, Ltd. (a)(b)	22,256	232,353
Hallmark Financial Services, Inc. (a)	9,995	190,605
Health Insurance Innovations, Inc. (a)(b)	7,603	136,626
Investors Title Co.	1,165	186,691
James River Group Holdings Ltd.	16,877	667,654
Kingstone Companies, Inc.	5,340	40,744
Kinsale Capital Group, Inc.	12,990	1,315,367
Maiden Holdings Ltd. (a)	82,019	62,105
National General Holdings Corp.	59,537	1,267,543
National Western Life Group, Inc.	1,801	454,266
NI Holdings, Inc. (a)	11,932	199,742
Oxbridge Re Holdings Ltd. (a)(b)	1,344	1,129
Principal Financial Group, Inc.	155,346	8,559,565
Protective Insurance Corp. Class B	6,937	117,027
Safety Insurance Group, Inc.	9,688	946,033
Selective Insurance Group, Inc.	32,753	2,168,904
Sirius International Insurance (a)	65	553
State Auto Financial Corp.	24,267	795,472
Tiptree, Inc.	19,919	155,169
Trupanion, Inc. (a)(b)	19,285	657,233
Unico American Corp. (a)	761	4,756
United Fire Group, Inc.	14,078	618,587
United Insurance Holdings Corp. (b)	27,483	348,759
Willis Group Holdings PLC	55,728	10,947,208
		64,037,657
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	300,028	5,196,485
Manhattan Bridge Capital, Inc.	5,249	33,069
New York Mortgage Trust, Inc.	103,794	646,637
		5,876,191
Thrifts & Mortgage Finance - 0.3%
America First Tax Exempt Investors LP	39,141	291,209
Capitol Federal Financial, Inc.	78,815	1,117,597
Carver Bancorp, Inc. (a)(b)	695	1,897
Columbia Financial, Inc. (a)	64,365	1,072,321
Dime Community Bancshares, Inc.	28,629	577,161
Entegra Financial Corp. (a)	4,492	134,940
First Defiance Financial Corp.	14,450	435,668
FS Bancorp, Inc.	2,413	144,249
Greene County Bancorp, Inc.	3,965	114,668
Hingham Institution for Savings	1,454	278,819
HMN Financial, Inc. (a)	2,379	49,816
Home Bancorp, Inc.	7,434	286,804
HomeStreet, Inc. (a)	17,959	573,251
Kearny Financial Corp. (b)	52,753	743,817
LendingTree, Inc. (a)(b)	7,582	2,733,538
Meridian Bancorp, Inc. Maryland	33,634	677,052
Meta Financial Group, Inc.	21,290	757,285
MMA Capital Management, LLC (a)	3,757	120,111
NMI Holdings, Inc. (a)	38,659	1,297,783
Northfield Bancorp, Inc.	40,297	681,019
Northwest Bancshares, Inc.	57,834	962,358
OceanFirst Financial Corp.	28,615	686,188
Oritani Financial Corp.	30,646	570,016
PB Bancorp, Inc.	4,855	73,408
PCSB Financial Corp.	16,016	326,726
Provident Bancorp, Inc. (a)	14,544	171,619
Prudential Bancorp, Inc.	4,228	76,104
Randolph Bancorp, Inc. (a)	3,346	53,536
Riverview Bancorp, Inc.	11,994	86,717
Severn Bancorp, Inc.	2,731	24,333
Southern Missouri Bancorp, Inc.	6,368	238,036
TFS Financial Corp. (b)	158,293	3,211,765
Timberland Bancorp, Inc.	4,312	127,786
Trustco Bank Corp., New York	71,787	630,290
United Community Financial Corp.	40,273	447,433
Washington Federal, Inc.	44,185	1,626,450
Waterstone Financial, Inc.	20,236	381,853
Westfield Financial, Inc.	19,217	188,519
WMI Holdings Corp. (a)	48,924	657,539
WSFS Financial Corp.	34,542	1,540,228
		24,169,909

TOTAL FINANCIALS		428,032,152

HEALTH CARE - 9.3%
Biotechnology - 5.4%
Abeona Therapeutics, Inc. (a)	21,245	71,596
AC Immune SA (a)(b)	32,299	258,392
ACADIA Pharmaceuticals, Inc. (a)	83,310	3,773,110
Acceleron Pharma, Inc. (a)	28,917	1,415,776
Achillion Pharmaceuticals, Inc. (a)	100,610	624,788
Acorda Therapeutics, Inc. (a)	24,577	39,323
Adamas Pharmaceuticals, Inc. (a)	14,212	84,561
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	64,000	74,880
ADMA Biologics, Inc. (a)(b)	46,418	220,486
Aduro Biotech, Inc. (a)	72,379	86,131
Adverum Biotechnologies, Inc. (a)(b)	49,267	537,503
Aeglea BioTherapeutics, Inc. (a)	17,024	145,555
AEterna Zentaris, Inc. (a)	23,853	21,587
Affimed NV (a)	66,074	170,471
Agenus, Inc. (a)(b)	62,916	263,618
Agios Pharmaceuticals, Inc. (a)(b)	34,646	1,347,729
Aileron Therapeutics, Inc. (a)(b)	30,009	14,407
Aimmune Therapeutics, Inc. (a)(b)	32,857	917,367
Akebia Therapeutics, Inc. (a)	62,149	390,917
Albireo Pharma, Inc. (a)(b)	8,861	200,436
Aldeyra Therapeutics, Inc. (a)	13,303	106,158
Alector, Inc. (b)	5,346	99,649
Alexion Pharmaceuticals, Inc. (a)	94,170	10,729,730
Alkermes PLC (a)(b)	86,661	1,821,614
Allakos, Inc. (a)(b)	34,164	3,245,580
Allogene Therapeutics, Inc. (a)(b)	67,741	1,908,941
Alnylam Pharmaceuticals, Inc. (a)(b)	58,893	6,898,726
Alpine Immune Sciences, Inc. (a)	7,313	21,829
Alterity Therapeutics Ltd. ADR (a)	12,128	11,642
Altimmune, Inc. (a)	14,423	26,250
AMAG Pharmaceuticals, Inc. (a)(b)	20,946	223,075
Amarin Corp. PLC ADR (a)(b)	184,502	3,924,358
Amgen, Inc.	270,232	63,428,855
Amicus Therapeutics, Inc. (a)(b)	124,177	1,301,375
AnaptysBio, Inc. (a)	14,537	196,104
Anavex Life Sciences Corp. (a)(b)	43,868	105,283
Anika Therapeutics, Inc. (a)	7,769	449,048
Apellis Pharmaceuticals, Inc. (a)	33,426	898,491
Applied Genetic Technologies Corp. (a)	25,159	68,936
Aptevo Therapeutics, Inc. (a)(b)	52,050	33,833
Aptinyx, Inc. (a)(b)	17,575	71,355
Aptorum Group Ltd. (a)(b)	470	7,276
Aptose Biosciences, Inc. (a)	32,455	87,953
AquaBounty Technologies, Inc. (a)(b)	28,451	64,015
AquaMed Technologies, Inc. (c)	19,156	0
Arbutus Biopharma Corp. (a)(b)	47,582	79,462
Arcturus Therapeutics Holdings, Inc. (a)	13,473	150,493
Ardelyx, Inc. (a)	7,211	53,578
Arena Pharmaceuticals, Inc. (a)	27,622	1,308,730
Argenx SE ADR (a)(b)	12,861	1,904,071
ArQule, Inc. (a)(b)	89,320	856,579
Arrowhead Pharmaceuticals, Inc. (a)(b)	52,260	3,815,503
Ascendis Pharma A/S sponsored ADR (a)	25,209	2,903,573
Assembly Biosciences, Inc. (a)	15,822	256,633
Atara Biotherapeutics, Inc. (a)(b)	25,727	365,581
Athenex, Inc. (a)(b)	37,801	588,940
Athersys, Inc. (a)(b)	104,254	137,615
aTyr Pharma, Inc. (b)	5,845	28,641
Audentes Therapeutics, Inc. (a)	23,737	689,085
Aurinia Pharmaceuticals, Inc. (a)	64,985	515,981
Autolus Therapeutics Ltd. ADR (a)(b)	11,332	169,980
AVEO Pharmaceuticals, Inc. (a)	89,830	68,271
Avid Bioservices, Inc. (a)	31,449	173,284
AVROBIO, Inc. (a)	16,680	267,547
Axovant Gene Therapies Ltd. (a)(b)	20,115	108,822
Baudax Bio, Inc. (a)(b)	5,464	29,342
BeiGene Ltd. ADR (a)	21,618	4,394,723
Bellicum Pharmaceuticals, Inc. (a)(b)	29,218	25,338
BeyondSpring, Inc. (a)(b)	11,563	143,959
Bio Path Holdings, Inc. (a)(b)	1,554	11,267
BioCryst Pharmaceuticals, Inc. (a)	67,634	192,757
Biogen, Inc. (a)	86,763	26,012,415
BioLine RX Ltd. sponsored ADR (a)(b)	5,772	15,123
BioMarin Pharmaceutical, Inc. (a)	74,966	6,050,506
Biospecifics Technologies Corp. (a)	5,980	328,900
BioXcel Therapeutics, Inc. (a)(b)	1,586	9,865
bluebird bio, Inc. (a)(b)	30,565	2,473,931
Blueprint Medicines Corp. (a)	27,301	2,239,774
BrainStorm Cell Therpeutic, Inc. (a)(b)	33,327	132,308
Bridgebio Pharma, Inc.	54,500	1,580,500
Calithera Biosciences, Inc. (a)	35,631	175,305
Calyxt, Inc. (a)(b)	20,759	76,393
Cancer Genetics, Inc. (a)(b)	4,795	42,244
Capricor Therapeutics, Inc. (a)(b)	2,408	3,732
CareDx, Inc. (a)	24,964	512,261
CASI Pharmaceuticals, Inc. (a)(b)	57,733	191,096
Catabasis Pharmaceuticals, Inc. (a)	1,462	8,275
Catalyst Biosciences, Inc. (a)	8,396	45,758
Catalyst Pharmaceutical Partners, Inc. (a)	57,815	268,262
Celldex Therapeutics, Inc. (a)(b)	25,901	62,162
Cellectis SA sponsored ADR (a)	8,366	116,287
Cellular Biomedicine Group, Inc. (a)(b)	11,474	207,220
Celsion Corp. (a)(b)	19,262	25,426
Checkpoint Therapeutics, Inc. (a)	3,982	5,256
ChemoCentryx, Inc. (a)	30,300	918,999
Chimerix, Inc. (a)	38,096	83,811
China Biologic Products Holdings, Inc. (a)(b)	21,949	2,559,473
Cidara Therapeutics, Inc. (a)(b)	16,334	38,385
Clementia Pharmaceuticals, Inc. rights 12/31/99 (a)(c)	21,066	28,439
Cleveland Biolabs, Inc. (a)(b)	5,822	5,589
Clovis Oncology, Inc. (a)(b)	31,645	472,460
Coherus BioSciences, Inc. (a)(b)	41,375	744,336
Conatus Pharmaceuticals, Inc. (a)(b)	78,690	29,084
Concert Pharmaceuticals, Inc. (a)	16,713	126,016
Constellation Pharmaceuticals, Inc. (a)	3,912	182,143
ContraFect Corp. (a)	97,445	33,667
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	45,502	213,859
Cortexyme, Inc. (b)	4,430	116,288
Corvus Pharmaceuticals, Inc. (a)(b)	26,261	80,096
Crinetics Pharmaceuticals, Inc. (a)(b)	14,734	288,197
CRISPR Therapeutics AG (a)(b)	29,218	2,093,470
CTI BioPharma Corp. (a)(b)	59,493	56,257
Cue Biopharma, Inc. (a)	14,498	171,656
Curis, Inc. (a)(b)	67,371	121,268
Cyclacel Pharmaceuticals, Inc. (a)	62,636	33,510
Cyclerion Therapeutics, Inc. (a)(b)	14,506	26,836
Cytokinetics, Inc. (a)	37,780	365,333
CytomX Therapeutics, Inc. (a)	23,173	145,063
DBV Technologies SA sponsored ADR (a)	18,600	145,080
Deciphera Pharmaceuticals, Inc. (a)	19,458	920,169
DelMar Pharmaceuticals, Inc. (a)(b)	2,797	2,071
Denali Therapeutics, Inc. (a)(b)	54,017	960,962
Dicerna Pharmaceuticals, Inc. (a)	40,083	964,397
Dyadic International, Inc. (a)(b)	10,556	65,236
Dynavax Technologies Corp. (a)(b)	23,641	133,572
Eagle Pharmaceuticals, Inc. (a)(b)	7,815	457,021
Edge Therapeutics, Inc. (a)	11,050	25,857
Editas Medicine, Inc. (a)(b)	29,210	884,479
Eidos Therapeutics, Inc. (a)(b)	21,341	1,202,139
Eiger Biopharmaceuticals, Inc. (a)	12,883	169,411
Enanta Pharmaceuticals, Inc. (a)	10,515	669,385
Enlivex Therapeutics Ltd. (a)(b)	620	5,344
Enochian Biosciences, Inc. (a)(b)	2,164	12,573
Epizyme, Inc. (a)(b)	50,580	835,582
Esperion Therapeutics, Inc. (a)(b)	15,036	772,249
Evelo Biosciences, Inc. (a)(b)	11,710	52,812
Exact Sciences Corp. (a)	70,707	5,727,974
Exelixis, Inc. (a)(b)	167,513	2,785,741
Fate Therapeutics, Inc. (a)	43,000	671,660
Fibrocell Science, Inc. (a)(b)	27,920	83,760
FibroGen, Inc. (a)(b)	47,669	2,019,736
Five Prime Therapeutics, Inc. (a)	18,559	72,751
Flexion Therapeutics, Inc. (a)(b)	22,770	403,712
Fortress Biotech, Inc. (a)(b)	102,429	211,004
Forty Seven, Inc. (a)	21,768	275,148
Forward Pharma A/S sponsored ADR (a)	3,498	2,868
G1 Therapeutics, Inc. (a)(b)	19,940	430,704
Galapagos Genomics NV sponsored ADR (a)(b)	5,742	1,124,341
Galectin Therapeutics, Inc. (a)(b)	32,120	103,748
Galmed Pharmaceuticals Ltd. (a)(b)	19,960	89,820
Gamida Cell Ltd. (a)(b)	3,734	19,118
Gemphire Therapeutics, Inc. (a)	15,305	5,410
Genocea Biosciences, Inc. (a)	2,597	6,493
GenVec, Inc. rights (a)(c)	385	0
Geron Corp. (a)(b)	89,652	128,202
Gilead Sciences, Inc.	544,389	36,604,716
Global Blood Therapeutics, Inc. (a)(b)	31,502	2,094,883
GlycoMimetics, Inc. (a)(b)	25,873	152,133
Gossamer Bio, Inc.	7,625	194,438
Grifols SA ADR	80,663	1,845,569
Gritstone Oncology, Inc. (a)(b)	22,773	198,353
Halozyme Therapeutics, Inc. (a)(b)	79,013	1,532,062
Heron Therapeutics, Inc. (a)(b)	37,137	949,222
Homology Medicines, Inc. (a)(b)	24,210	387,360
Idera Pharmaceuticals, Inc. (a)(b)	34,140	59,745
Immunic, Inc. (a)	3,262	22,867
ImmunoGen, Inc. (a)	106,264	383,613
Immunomedics, Inc. (a)(b)	108,124	2,030,569
Incyte Corp. (a)	90,388	8,510,934
Infinity Pharmaceuticals, Inc. (a)	33,793	42,917
InflaRx NV (a)(b)	14,516	49,354
Inovio Pharmaceuticals, Inc. (a)(b)	50,135	126,340
Insmed, Inc. (a)	43,109	993,662
Intec Pharma Ltd. (a)(b)	27,156	13,475
Intellia Therapeutics, Inc. (a)(b)	30,035	520,507
Intercept Pharmaceuticals, Inc. (a)(b)	17,915	1,941,449
Intrexon Corp. (a)(b)	89,597	499,055
Ionis Pharmaceuticals, Inc. (a)	76,971	4,923,065
Iovance Biotherapeutics, Inc. (a)(b)	69,225	1,580,407
Ironwood Pharmaceuticals, Inc. Class A (a)	84,201	1,012,096
Jounce Therapeutics, Inc. (a)	23,443	126,827
Kalvista Pharmaceuticals, Inc. (a)	14,657	212,233
Kamada (a)(b)	21,224	157,694
Karyopharm Therapeutics, Inc. (a)(b)	36,698	642,949
Kezar Life Sciences, Inc. (a)	12,206	31,858
Kindred Biosciences, Inc. (a)	19,674	154,834
Kiniksa Pharmaceuticals Ltd. (a)(b)	13,830	147,290
Kodiak Sciences, Inc. (a)(b)	7,324	216,790
Krystal Biotech, Inc. (a)(b)	10,024	566,456
Kura Oncology, Inc. (a)	21,217	338,199
La Jolla Pharmaceutical Co. (a)(b)	30,869	84,581
Leap Therapeutics, Inc. (a)(b)	43,420	31,262
Lexicon Pharmaceuticals, Inc. (a)(b)	55,890	197,292
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	11,364	1,284,132
General CVR (a)	1,518	5
Glucagon CVR (a)	1,518	61
rights (a)	1,518	3
TR Beta CVR (a)	1,518	315
LogicBio Therapeutics, Inc. (a)(b)	7,717	62,045
Macrogenics, Inc. (a)	25,781	244,146
Madrigal Pharmaceuticals, Inc. (a)(b)	7,955	880,539
Magenta Therapeutics, Inc. (a)	21,391	283,217
MannKind Corp. (a)(b)	116,841	143,714
Marker Therapeutics, Inc. (a)(b)	38,560	128,790
MediciNova, Inc. (a)(b)	25,966	184,878
MEI Pharma, Inc. (a)	46,651	91,436
MeiraGTx Holdings PLC (a)(b)	20,488	394,804
Mereo Biopharma Group PLC:
ADR (a)	8,456	19,449
rights 12/31/99 (a)(c)	66,222	1
Mersana Therapeutics, Inc. (a)	20,842	80,242
Merus B.V. (a)(b)	16,443	270,981
Mesoblast Ltd. sponsored ADR (a)(b)	11,676	73,092
Minerva Neurosciences, Inc. (a)(b)	31,456	196,600
Miragen Therapeutics, Inc. (a)(b)	30,380	24,304
Mirati Therapeutics, Inc. (a)(b)	19,926	2,007,943
Moderna, Inc. (b)	184,112	3,748,520
Molecular Templates, Inc. (a)	21,082	274,698
Momenta Pharmaceuticals, Inc. (a)	52,680	885,024
Morphosys AG sponsored ADR (a)(b)	5,687	174,136
Mustang Bio, Inc. (a)	16,234	51,462
Myriad Genetics, Inc. (a)	40,846	1,051,376
NantKwest, Inc. (a)(b)	64,846	111,535
Natera, Inc. (a)	40,331	1,471,678
Neoleukin Therapeutics, Inc. (a)	21,270	118,687
Neon Therapeutics, Inc. (a)(b)	22,419	25,558
Neubase Therapeutics, Inc. (a)	2,551	17,219
Neurocrine Biosciences, Inc. (a)	50,516	5,890,671
NewLink Genetics Corp. (a)(b)	37,734	57,356
Novavax, Inc. (a)(b)	16,621	80,612
NuCana PLC ADR (a)(b)	7,160	61,290
Nymox Pharmaceutical Corp. (a)(b)	26,172	48,811
ObsEva SA (a)(b)	13,125	59,719
Ocugen, Inc. (a)	1,145	434
OncoMed Pharmaceuticals, Inc. rights (a)(c)	66,222	1
OncoSec Medical, Inc. (a)	6,995	14,899
Oncternal Therapeutics, Inc. (a)(b)	4,320	24,192
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
Opko Health, Inc. (a)(b)	327,340	520,471
Orchard Therapeutics PLC ADR (a)	5,320	60,595
Organogenesis Holdings, Inc. Class A (a)	1,911	9,803
Organovo Holdings, Inc. (a)	121,146	61,070
Outlook Therapeutics, Inc. (a)(b)	25,028	26,029
OvaScience, Inc. (a)(b)	2,106	16,027
Ovid Therapeutics, Inc. (a)(b)	44,626	190,107
PDL BioPharma, Inc. (a)	72,841	225,807
PhaseBio Pharmaceuticals, Inc. (a)(b)	7,274	23,713
Pieris Pharmaceuticals, Inc. (a)	45,039	183,309
Pluristem Therapeutics, Inc. (a)(b)	16,193	54,247
Polarityte, Inc. (a)(b)	16,092	52,138
Portola Pharmaceuticals, Inc. (a)(b)	37,130	1,060,062
Precision BioSciences, Inc. (a)(b)	8,714	154,848
Principia Biopharma, Inc. (a)	13,380	479,405
Progenics Pharmaceuticals, Inc. (a)	44,482	232,196
ProQR Therapeutics BV (a)(b)	29,511	252,024
Protagonist Therapeutics, Inc. (a)(b)	18,825	163,778
Proteon Therapeutics, Inc. (a)(b)	125,899	37,770
Proteostasis Therapeutics, Inc. (a)(b)	39,785	97,075
Prothena Corp. PLC (a)	20,886	267,759
PTC Therapeutics, Inc. (a)	32,054	1,505,256
Puma Biotechnology, Inc. (a)(b)	19,906	188,908
Ra Pharmaceuticals, Inc. (a)	27,123	1,267,458
Radius Health, Inc. (a)	32,063	718,211
Recro Pharma, Inc. (a)(b)	13,660	225,936
Regeneron Pharmaceuticals, Inc. (a)	45,414	16,757,766
REGENXBIO, Inc. (a)	20,288	849,256
Regulus Therapeutics, Inc. (a)(b)	26,459	21,961
Repligen Corp. (a)	24,657	2,188,309
Replimune Group, Inc. (a)(b)	18,986	263,905
Retrophin, Inc. (a)	21,000	291,270
Rhythm Pharmaceuticals, Inc. (a)(b)	17,832	400,328
Rigel Pharmaceuticals, Inc. (a)	85,359	191,204
Rocket Pharmaceuticals, Inc. (a)(b)	28,198	496,003
Rubius Therapeutics, Inc. (a)(b)	48,503	373,473
Sage Therapeutics, Inc. (a)(b)	28,483	4,408,314
Salarius Pharmaceuticals, Inc. (a)(b)	4,894	19,576
Salarius Pharmaceuticals, Inc. rights 12/31/19 (a)(c)	122,366	15,051
Sangamo Therapeutics, Inc. (a)(b)	63,203	682,592
Sarepta Therapeutics, Inc. (a)(b)	39,653	4,460,566
Savara, Inc. (a)(b)	23,271	29,321
Scholar Rock Holding Corp. (a)(b)	17,412	148,176
Seattle Genetics, Inc. (a)(b)	89,290	10,746,052
Selecta Biosciences, Inc. (a)(b)	39,533	64,834
Sellas Life Sciences Group, Inc. (a)(b)	832	3,827
Seneca Biopharma, Inc. (a)(b)	816	706
Seres Therapeutics, Inc. (a)(b)	36,830	145,479
Sesen Bio, Inc. (a)	53,077	62,631
Sierra Oncology, Inc. (a)(b)	48,539	16,828
Sinovac Biotech Ltd. (a)(b)(c)	27,717	179,329
Soleno Therapeutics, Inc. (a)(b)	6,062	10,245
Solid Biosciences, Inc. (a)(b)	21,532	84,621
Sophiris Bio, Inc. (a)(b)	50,621	19,970
Sorrento Therapeutics, Inc. (a)(b)	119,320	348,414
Spark Therapeutics, Inc. (a)	21,183	2,354,279
Spectrum Pharmaceuticals, Inc. (a)	62,195	558,511
Spero Therapeutics, Inc. (a)	2,790	33,368
Spring Bank Pharmaceuticals, Inc. (a)	7,420	32,203
Stemline Therapeutics, Inc. (a)	20,419	218,279
Stoke Therapeutics, Inc.	2,779	68,086
Summit Therapeutics PLC sponsored ADR (a)(b)	1,658	2,487
Sunesis Pharmaceuticals, Inc. (a)(b)	57,085	24,547
Surface Oncology, Inc. (a)(b)	21,797	45,774
Sutro Biopharma, Inc. (a)	2,538	28,121
Syndax Pharmaceuticals, Inc. (a)	20,405	148,752
Synlogic, Inc. (a)	16,162	34,587
Synthorx, Inc. (b)	4,362	78,080
Syros Pharmaceuticals, Inc. (a)(b)	30,508	155,591
T2 Biosystems, Inc. (a)(b)	39,511	53,735
TCR2 Therapeutics, Inc. (b)	1,183	20,052
Tenax Therapeutics, Inc. (a)	31,497	38,741
TG Therapeutics, Inc. (a)(b)	28,603	234,259
The Medicines Company (a)(b)	42,065	3,541,873
Therapix Biosciences Ltd. ADR (a)(b)	9,380	14,633
Tobira Therapeutics, Inc. rights (a)(c)	6,103	50,228
Tocagen, Inc. (a)(b)	27,851	18,242
TONIX Pharmaceuticals Holding (a)(b)	1,253	1,416
TRACON Pharmaceuticals, Inc. (a)	6,894	24,818
Translate Bio, Inc. (a)(b)	32,385	325,469
Trevena, Inc. (a)(b)	26,067	17,869
Trillium Therapeutics, Inc. (a)	102,725	33,396
Turning Point Therapeutics, Inc. (b)	8,362	470,112
Twist Bioscience Corp. (b)	19,707	469,618
Tyme, Inc. (a)(b)	74,416	84,090
Ultragenyx Pharmaceutical, Inc. (a)(b)	31,680	1,256,112
uniQure B.V. (a)(b)	21,974	1,223,073
United Therapeutics Corp. (a)	24,437	2,254,558
UNITY Biotechnology, Inc. (a)(b)	24,125	186,245
Unum Therapeutics, Inc. (a)(b)	12,548	9,229
UroGen Pharma Ltd. (a)(b)	11,085	350,729
Vanda Pharmaceuticals, Inc. (a)	27,249	455,876
Vaxart, Inc. (a)	30,160	9,802
VBI Vaccines, Inc. (a)(b)	76,721	68,918
VBL Therapeutics (a)(b)	11,422	14,849
Veracyte, Inc. (a)(b)	31,185	895,633
Verastem, Inc. (a)(b)	62,032	84,984
Vericel Corp. (a)	23,148	431,942
Vertex Pharmaceuticals, Inc. (a)	108,111	23,973,614
Viking Therapeutics, Inc. (a)(b)	27,141	198,672
VistaGen Therapeutics, Inc. (a)	32,116	15,416
Voyager Therapeutics, Inc. (a)	19,838	270,590
vTv Therapeutics, Inc. Class A (a)(b)	46,935	69,464
X4 Pharmaceuticals, Inc. (a)	6,823	72,528
Xbiotech, Inc. (a)(b)	29,608	340,196
Xencor, Inc. (a)	31,196	1,229,122
Xenon Pharmaceuticals, Inc. (a)(b)	19,242	227,633
XOMA Corp. (a)	5,948	145,607
XOMA Corp. rights 12/18/19	398	0
Y-mAbs Therapeutics, Inc. (a)	19,179	647,291
Yield10 Bioscience, Inc. (a)	4,696	587
Zafgen, Inc. (a)(b)	32,424	26,263
Zai Lab Ltd. ADR (a)	11,050	439,790
Zealand Pharma A/S sponsored ADR (a)(b)	4,264	131,118
ZIOPHARM Oncology, Inc. (a)(b)	93,264	485,905
		383,752,829
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	25,225	4,948,641
Accuray, Inc. (a)(b)	66,563	205,014
Aethlon Medical, Inc. (a)(b)	2,749	7,972
Align Technology, Inc. (a)	33,834	9,383,522
Alphatec Holdings, Inc. (a)	9,991	70,437
Angiodynamics, Inc. (a)	20,203	310,520
Antares Pharma, Inc. (a)	98,062	463,833
Atossa Genetics, Inc. (a)(b)	9,613	13,170
Atricure, Inc. (a)	21,627	643,403
Atrion Corp.	1,242	875,237
AxoGen, Inc. (a)(b)	19,730	341,921
Axonics Modulation Technologies, Inc. (a)(b)	9,808	239,217
Bellerophon Therapeutics, Inc. (a)(b)	85,949	36,958
BioLase Technology, Inc. (a)(b)	6,537	3,825
BioLife Solutions, Inc. (a)(b)	13,623	228,185
BioSig Technologies, Inc. (a)(b)	9,591	65,123
Bovie Medical Corp. (a)	6,528	52,093
Cardiovascular Systems, Inc. (a)	18,268	832,290
Cerus Corp. (a)	91,130	395,504
Chembio Diagnostics, Inc. (a)(b)	20,145	83,602
Chf Solutions, Inc. (a)(b)	9,440	8,453
ConforMis, Inc. (a)(b)	88,612	164,818
CONMED Corp.	15,360	1,739,827
CryoPort, Inc. (a)(b)	24,681	388,726
Cutera, Inc. (a)	7,173	274,726
CytoSorbents Corp. (a)(b)	23,932	95,489
Dare Bioscience, Inc. (a)(b)	85,829	69,521
Dentsply Sirona, Inc.	124,516	7,040,135
DexCom, Inc. (a)	50,353	11,445,740
EDAP TMS SA sponsored ADR (a)	33,404	169,024
Ekso Bionics Holdings, Inc. (a)(b)	46,881	26,952
Elbit Imaging Ltd. (a)	37	33
electroCore, Inc. (a)(b)	23,325	35,221
Endologix, Inc. (a)(b)	8,953	23,278
ENDRA Life Sciences, Inc. (a)(b)	35,458	29,753
Establishment Labs Holdings, Inc. (a)(b)	669	16,150
Fonar Corp. (a)	3,366	66,882
Genmark Diagnostics, Inc. (a)	39,251	219,021
Heska Corp.(a)(b)	3,929	375,220
Hologic, Inc. (a)	162,993	8,364,801
ICU Medical, Inc. (a)	11,443	2,145,334
IDEXX Laboratories, Inc. (a)	37,062	9,324,058
Innocoll Holdings PLC rights (a)(c)	9,257	0
Inogen, Inc. (a)	12,245	901,354
Insulet Corp. (a)	31,809	5,906,931
Integra LifeSciences Holdings Corp. (a)	48,069	2,931,728
IntriCon Corp. (a)(b)	5,239	98,598
Intuitive Surgical, Inc. (a)	48,332	28,656,043
InVivo Therapeutics Holdings Corp. (a)(b)	3,296	470
IRadimed Corp. (a)	7,542	165,773
iRhythm Technologies, Inc. (a)(b)	12,962	934,431
Iridex Corp. (a)	4,918	10,672
Kewaunee Scientific Corp.	1,782	30,276
Lantheus Holdings, Inc. (a)	21,338	445,964
LeMaitre Vascular, Inc. (b)	13,069	464,864
Lianluo Smart Ltd. (a)	837	407
LivaNova PLC (a)	26,912	2,254,149
Masimo Corp. (a)	29,749	4,613,177
Meridian Bioscience, Inc.	34,794	318,365
Merit Medical Systems, Inc. (a)	30,666	858,648
Mesa Laboratories, Inc. (b)	2,161	505,933
Microbot Medical, Inc. (a)(b)	19,737	98,093
Misonix, Inc. (a)	7,809	160,631
Motus GI Holdings, Inc. (a)(b)	7,140	13,495
Natus Medical, Inc. (a)	17,480	559,185
Neogen Corp. (a)	29,057	1,934,324
Neovasc, Inc. (a)(b)	8,602	25,634
Neuronetics, Inc. (a)	13,311	57,504
Novocure Ltd. (a)(b)	57,775	5,325,700
NuVasive, Inc. (a)	28,894	2,087,303
Obalon Therapeutics, Inc. (a)(b)	4,977	9,058
OraSure Technologies, Inc. (a)	31,978	259,022
Orthofix International NV (a)	10,129	459,857
OrthoPediatrics Corp. (a)(b)	12,686	499,067
Oxford Immunotec Global PLC (a)	18,869	315,112
Pro-Dex, Inc. (a)	5,104	71,609
Pulse Biosciences, Inc. (a)(b)	12,866	186,814
Quidel Corp. (a)	18,021	1,236,601
Quotient Ltd. (a)(b)	54,054	464,324
ReWalk Robotics Ltd. (a)(b)	11,372	28,885
Rockwell Medical Technologies, Inc. (a)(b)	48,247	110,003
RTI Biologics, Inc. (a)	44,518	82,358
Seaspine Holdings Corp. (a)	16,598	219,592
Second Sight Medical Products, Inc. (a)(b)	73,704	66,326
Shockwave Medical, Inc. (a)(b)	12,628	494,512
Sientra, Inc. (a)	14,846	127,082
Silk Road Medical, Inc.	7,566	272,527
Soliton, Inc. (b)	6,531	74,192
Staar Surgical Co. (a)(b)	23,445	864,183
STRATA Skin Sciences, Inc. (a)	17,447	43,269
SurModics, Inc. (a)	7,764	318,635
Tactile Systems Technology, Inc. (a)(b)	10,542	676,902
Tandem Diabetes Care, Inc. (a)	32,090	2,215,173
Thermogenesis Holdings, Inc. (a)	530	1,791
Trinity Biotech PLC sponsored ADR (a)(b)	13,909	13,909
Utah Medical Products, Inc.	4,044	431,980
Valeritas Holdings, Inc. (a)(b)	5,420	8,835
Varex Imaging Corp. (a)	21,352	639,279
Vermillion, Inc. (a)(b)	34,227	26,868
ViewRay, Inc. (a)(b)	35,896	119,175
Viveve Medical, Inc. (a)	620	523
Wright Medical Group NV (a)	59,144	1,760,717
Zosano Pharma Corp. (a)(b)	6,478	12,114
Zynex, Inc. (b)	12,953	136,007
		132,829,582
Health Care Providers & Services - 0.4%
Acadia Healthcare Co., Inc. (a)(b)	48,686	1,565,742
Addus HomeCare Corp. (a)	7,402	689,940
Amedisys, Inc. (a)	18,415	3,000,908
Apollo Medical Holdings, Inc. (a)(b)	10,370	189,460
BioScrip, Inc. (a)	104,552	325,157
BioTelemetry, Inc. (a)	18,811	871,137
Catasys, Inc. (a)(b)	19,612	302,025
Corvel Corp. (a)	13,108	1,081,541
Covetrus, Inc. (a)(b)	61,295	877,131
Cross Country Healthcare, Inc. (a)	19,440	234,641
Digirad Corp. (a)	1,225	3,932
Five Star Sr Living, Inc. (a)(b)	1,785	8,479
Fulgent Genetics, Inc. (a)	8,707	99,260
Guardant Health, Inc. (a)	43,322	3,364,820
HealthEquity, Inc. (a)	34,820	2,189,830
Henry Schein, Inc. (a)(b)	66,690	4,594,941
Interpace Diagnostics Group, Inc. (a)(b)	68,387	32,819
LHC Group, Inc. (a)	17,804	2,375,054
Magellan Health Services, Inc. (a)	13,571	1,054,874
National Research Corp. Class A	15,817	1,020,355
Patterson Companies, Inc.	53,059	1,032,528
Pennant Group, Inc. (a)	14,608	342,119
PetIQ, Inc. Class A (a)(b)	13,183	303,209
Premier, Inc. (a)(b)	35,680	1,268,067
Providence Service Corp. (a)	6,861	409,533
Psychemedics Corp.	3,315	30,100
R1 RCM, Inc. (a)	66,926	862,676
RadNet, Inc. (a)	32,432	621,397
Sharps Compliance Corp. (a)	5,820	24,502
Telemynd, Inc. (a)(c)	9,238	0
The Ensign Group, Inc.	29,217	1,268,894
The Joint Corp. (a)(b)	17,994	344,585
Tivity Health, Inc. (a)	24,797	561,652
		30,951,308
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	93,091	1,003,521
Cerner Corp.	139,064	9,955,592
Computer Programs & Systems, Inc.	10,872	289,086
HealthStream, Inc. (a)	20,504	597,282
HMS Holdings Corp. (a)	48,095	1,452,469
HTG Molecular Diagnostics (a)(b)	54,140	35,732
iCAD, Inc. (a)(b)	22,216	166,842
Inovalon Holdings, Inc. Class A (a)(b)	44,722	804,996
Medical Transcription Billing Corp. (a)	18,156	74,440
NantHealth, Inc. (a)(b)	64,525	76,140
Nextgen Healthcare, Inc. (a)	41,534	765,056
Omnicell, Inc. (a)	23,057	1,844,329
OptimizeRx Corp. (a)(b)	10,189	109,022
SCWorx, Corp. (a)(b)	3,428	9,598
Simulations Plus, Inc. (b)	16,838	562,726
Streamline Health Solutions, Inc. (a)	5,177	6,471
Tabula Rasa HealthCare, Inc. (a)(b)	12,248	546,383
		18,299,685
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	26,905	401,961
Adaptive Biotechnologies Corp. (b)	57,300	1,557,987
Bio-Techne Corp. (b)	20,994	4,581,941
Bruker Corp.	86,722	4,439,299
Champions Oncology, Inc. (a)(b)	13,144	75,709
ChromaDex, Inc. (a)(b)	43,892	159,767
Codexis, Inc. (a)	30,471	473,519
Compugen Ltd. (a)(b)	44,192	269,129
Fluidigm Corp. (a)	46,950	118,314
Harvard Bioscience, Inc. (a)(b)	31,153	90,344
ICON PLC (a)	30,193	4,926,290
Illumina, Inc. (a)	62,172	19,942,291
Luminex Corp.	23,369	493,787
Medpace Holdings, Inc. (a)	19,992	1,532,787
Nanostring Technologies, Inc. (a)(b)	21,629	582,253
NeoGenomics, Inc. (a)	53,269	1,374,873
Pacific Biosciences of California, Inc. (a)	93,912	482,708
PRA Health Sciences, Inc. (a)	36,346	3,954,808
Quanterix Corp. (a)(b)	12,174	308,367
Syneos Health, Inc. (a)	57,805	3,174,073
		48,940,207
Pharmaceuticals - 0.7%
Acasti Pharma, Inc. (a)	61,235	121,858
AcelRx Pharmaceuticals, Inc. (a)(b)	70,942	131,952
Acer Therapeutics, Inc. (a)(b)	7,869	27,384
Aclaris Therapeutics, Inc. (a)(b)	32,837	53,853
Adamis Pharmaceuticals Corp. (a)(b)	45,840	26,711
Adial Pharmaceuticals, Inc. (a)(b)	13,581	19,828
Aerie Pharmaceuticals, Inc. (a)(b)	25,449	483,277
Agile Therapeutics, Inc. (a)	69,665	146,297
Akcea Therapeutics, Inc. (a)(b)	51,473	1,002,179
Akorn, Inc. (a)	66,088	241,221
Alimera Sciences, Inc. (a)(b)	1,355	7,669
Amphastar Pharmaceuticals, Inc. (a)	33,818	659,789
ANI Pharmaceuticals, Inc. (a)	6,202	382,167
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Arvinas Holding Co. LLC (a)	24,761	950,822
Assertio Therapeutics, Inc. (a)	40,669	30,908
AstraZeneca PLC rights (a)(c)	3,011	0
Auris Medical Holding AG (a)(b)	5,405	8,053
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	46,220	293,497
Avenue Therapeutics, Inc. (a)	8,034	47,401
Axsome Therapeutics, Inc. (a)(b)	22,240	875,589
Biodelivery Sciences International, Inc. (a)	86,428	589,439
Cara Therapeutics, Inc. (a)(b)	19,895	516,872
Cassava Sciences, Inc. (a)(b)	49,084	72,644
Cerecor, Inc. (a)(b)	5,724	21,579
Chiasma, Inc. (a)(b)	28,211	150,929
Clearside Biomedical, Inc. (a)(b)	54,238	78,103
Collegium Pharmaceutical, Inc. (a)	21,046	457,330
Corcept Therapeutics, Inc. (a)(b)	63,549	815,334
Correvio Pharma Corp. (a)(b)	45,429	94,038
Cronos Group, Inc. (a)(b)	83,224	569,530
Cumberland Pharmaceuticals, Inc. (a)	7,820	37,458
CymaBay Therapeutics, Inc. (a)	37,588	66,155
Dermira, Inc. (a)(b)	31,371	255,360
Dova Pharmaceuticals, Inc. rights 12/31/99 (a)(c)	23,572	12,729
Durect Corp. (a)(b)	119,193	253,881
Elanco Animal Health, Inc. rights 12/31/99 (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)(b)	11,412	59,571
Endo International PLC (a)	131,322	667,116
Evofem Biosciences, Inc. (a)(b)	26,709	163,192
Evoke Pharma, Inc. (a)(b)	91,497	151,885
Evolus, Inc. (a)(b)	16,552	231,562
Eyenovia, Inc. (a)(b)	12,538	53,788
Eyepoint Pharmaceuticals, Inc. (a)(b)	101,760	156,710
Foamix Pharmaceuticals Ltd. (a)(b)	43,737	139,084
GW Pharmaceuticals PLC ADR (a)(b)	16,221	1,656,326
Harrow Health, Inc. (a)(b)	41,986	262,413
Horizon Pharma PLC (a)(b)	94,256	3,089,712
Hoth Therapeutics, Inc. (a)(b)	142	696
Hutchison China Meditech Ltd. sponsored ADR (a)	19,400	467,734
Innovate Biopharmaceuticals, Inc. (a)(b)	32,567	25,402
Innoviva, Inc. (a)	60,265	812,372
Intersect ENT, Inc. (a)	14,825	321,406
Intra-Cellular Therapies, Inc. (a)(b)	43,332	420,754
Jazz Pharmaceuticals PLC (a)	32,460	4,905,355
Kala Pharmaceuticals, Inc. (a)(b)	33,718	140,604
Kaleido Biosciences, Inc. (a)(b)	2,243	19,537
KemPharm, Inc. (a)(b)	55,554	24,999
Lipocine, Inc. (a)(b)	29,085	12,946
Liquidia Technologies, Inc. (a)	18,562	80,745
Marinus Pharmaceuticals, Inc. (a)(b)	41,838	55,226
MediWound Ltd. (a)	23,801	71,403
Melinta Therapeutics, Inc. (a)(b)	31,489	51,012
Mylan NV (a)	217,007	4,075,391
MyoKardia, Inc. (a)(b)	25,345	1,651,227
Nabriva Therapeutics PLC (a)(b)	62,669	126,591
Nektar Therapeutics (a)(b)	96,260	1,953,115
Neos Therapeutics, Inc. (a)(b)	56,543	93,861
NGM Biopharmaceuticals, Inc. (b)	3,444	56,757
Novan, Inc. (a)(b)	19,649	39,102
Novus Therapeutics, Inc. (a)	4,977	3,096
Ocular Therapeutix, Inc. (a)(b)	2,864	11,427
Odonate Therapeutics, Inc. (a)	14,695	505,214
Omeros Corp. (a)(b)	31,699	469,145
Onconova Therapeutics, Inc. (a)(b)	21,720	4,083
Opiant Pharmaceuticals, Inc. (a)(b)	1,206	17,270
OptiNose, Inc. (a)(b)	20,670	193,058
Oramed Pharmaceuticals, Inc. (a)(b)	16,957	74,780
Osmotica Pharmaceuticals PLC (a)(b)	16,911	113,050
Pacira Biosciences, Inc. (a)	23,041	1,064,955
Paratek Pharmaceuticals, Inc. (a)(b)	30,126	88,269
Phibro Animal Health Corp. Class A	13,881	336,753
ProPhase Labs, Inc.	1,566	3,210
Provention Bio, Inc. (a)	17,016	169,479
Pulmatrix, Inc. (a)(b)	28,209	23,131
Reata Pharmaceuticals, Inc. (a)	14,994	2,925,779
RedHill Biopharma Ltd. sponsored ADR (a)(b)	16,864	115,518
resTORbio, Inc. (a)(b)	24,069	28,883
Revance Therapeutics, Inc. (a)(b)	36,768	658,147
Sanofi SA sponsored ADR	120,850	5,641,278
SCYNEXIS, Inc. (a)(b)	74,353	80,301
Seelos Therapeutics, Inc.	17,345	14,918
Seelos Therapeutics, Inc. rights (b)(c)	2,932	0
SIGA Technologies, Inc. (a)(b)	32,227	157,912
Strongbridge Biopharma PLC (a)	47,608	86,170
Supernus Pharmaceuticals, Inc. (a)	28,417	664,389
Tetraphase Pharmaceuticals, Inc. (a)	4,217	10,964
TherapeuticsMD, Inc. (a)(b)	130,336	327,143
Theravance Biopharma, Inc. (a)(b)	37,687	820,069
Tilray, Inc. Class 2 (a)(b)	36,775	729,616
Titan Pharmaceuticals, Inc. (a)(b)	28,491	4,331
Tricida, Inc. (a)(b)	28,570	1,141,657
Urovant Sciences Ltd. (a)(b)	4,187	47,313
Verrica Pharmaceuticals, Inc. (a)	1,110	16,728
VIVUS, Inc. (a)(b)	10,397	28,904
WAVE Life Sciences (a)(b)	19,484	645,895
Xeris Pharmaceuticals, Inc. (a)(b)	22,300	199,139
Zogenix, Inc. (a)	23,613	1,128,229
Zynerba Pharmaceuticals, Inc. (a)(b)	10,986	69,541
		50,159,174

TOTAL HEALTH CARE		664,932,785

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.2%
Ability, Inc. (a)(b)	8,280	3,171
AeroVironment, Inc. (a)	13,397	821,772
Arotech Corp. (a)	12,878	38,634
Astronics Corp. (a)	16,075	468,586
Astrotech Corp. (a)(b)	716	1,504
Axon Enterprise, Inc. (a)(b)	32,964	2,432,743
Elbit Systems Ltd. (b)	24,467	4,044,395
Kratos Defense & Security Solutions, Inc. (a)	59,238	1,069,838
Mercury Systems, Inc. (a)	26,903	1,970,645
RADA Electronic Industries Ltd. (a)(b)	37,947	206,432
TAT Technologies Ltd. (a)	4,822	26,183
		11,083,903
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	33,127	815,255
Atlas Air Worldwide Holdings, Inc. (a)	14,482	377,835
C.H. Robinson Worldwide, Inc. (b)	76,418	5,872,723
Echo Global Logistics, Inc. (a)	16,109	322,663
Expeditors International of Washington, Inc.	96,038	7,179,801
Forward Air Corp.	15,404	1,078,742
Hub Group, Inc. Class A (a)	19,096	975,233
		16,622,252
Airlines - 0.4%
Allegiant Travel Co.	9,085	1,541,997
American Airlines Group, Inc.	200,299	5,756,593
Hawaiian Holdings, Inc. (b)	28,263	856,086
JetBlue Airways Corp. (a)(b)	166,852	3,215,238
Ryanair Holdings PLC sponsored ADR (a)	56,237	4,685,667
SkyWest, Inc.	28,791	1,803,468
United Continental Holdings, Inc. (a)	114,512	10,626,714
		28,485,763
Building Products - 0.1%
AAON, Inc. (b)	28,942	1,428,867
American Woodmark Corp. (a)(b)	9,820	1,010,478
Apogee Enterprises, Inc.	14,782	565,264
Builders FirstSource, Inc. (a)	64,810	1,646,822
Caesarstone Sdot-Yam Ltd. (b)	18,101	283,462
China Ceramics Co. Ltd. (a)(b)	10,848	8,678
CSW Industrials, Inc.	8,084	596,842
Gibraltar Industries, Inc. (a)	18,018	940,900
Insteel Industries, Inc.	13,739	320,531
Patrick Industries, Inc.	13,038	645,642
Universal Forest Products, Inc.	34,940	1,733,024
		9,180,510
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	25,677	1,199,373
CECO Environmental Corp. (a)	21,695	170,740
China Customer Relations Centers, Inc. (a)(b)	7,958	85,230
China Recycling Energy Corp. (a)(b)	32,325	6,465
Cimpress NV (a)(b)	17,164	2,199,395
Cintas Corp.	44,907	11,543,793
Copart, Inc. (a)	127,678	11,363,342
Fuel Tech, Inc. (a)	39,532	38,445
Healthcare Services Group, Inc. (b)	41,308	1,038,896
Heritage-Crystal Clean, Inc. (a)	16,899	522,686
Herman Miller, Inc.	33,182	1,585,436
Hudson Technologies, Inc. (a)(b)	45,365	31,075
Industrial Services of America, Inc. (a)	694	763
Interface, Inc.	31,344	526,266
Kimball International, Inc. Class B	29,221	624,745
Matthews International Corp. Class A (b)	16,846	646,044
McGrath RentCorp.	12,871	943,959
Mobile Mini, Inc.	25,153	954,808
Odyssey Marine Exploration, Inc. (a)(b)	4,993	17,026
Performant Financial Corp. (a)	18,514	17,588
Perma-Fix Environmental Services, Inc. (a)	5,364	38,084
PICO Holdings, Inc. (a)	19,423	213,265
SP Plus Corp. (a)	16,607	728,217
Stericycle, Inc. (a)(b)	50,885	3,196,596
Tetra Tech, Inc.	31,814	2,808,858
U.S. Ecology, Inc.	13,844	761,282
Virco Manufacturing Co.	609	2,345
VSE Corp. (b)	8,808	359,278
		41,624,000
Construction & Engineering - 0.0%
Aegion Corp. (a)	23,002	498,223
Great Lakes Dredge & Dock Corp. (a)	35,442	378,521
Ies Holdings, Inc. (a)	13,864	300,710
Limbach Holdings, Inc. (a)	6,648	19,811
MYR Group, Inc. (a)	11,190	384,488
Northwest Pipe Co. (a)	8,243	282,982
NV5 Holdings, Inc. (a)	7,172	344,901
Primoris Services Corp.	28,950	637,479
Sterling Construction Co., Inc. (a)	15,145	220,663
		3,067,778
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	6,381	285,869
American Superconductor Corp. (a)(b)	13,822	115,414
Ballard Power Systems, Inc. (a)	120,039	796,163
Broadwind Energy, Inc. (a)	6,588	9,618
CBAK Energy Technology, Inc. (a)(b)	782	629
Encore Wire Corp.	10,986	640,923
Energous Corp. (a)(b)	13,422	28,186
Energy Focus, Inc. (a)(b)	18,505	7,402
FuelCell Energy, Inc. (a)	6,351	4,305
Ideal Power, Inc. (a)(b)	917	2,393
LSI Industries, Inc.	17,145	93,097
Orion Energy Systems, Inc. (a)(b)	11,781	34,518
Pioneer Power Solutions, Inc.	3,776	8,874
Plug Power, Inc. (a)(b)	113,048	440,887
Polar Power, Inc. (a)(b)	5,654	13,909
Powell Industries, Inc.	6,368	264,845
Preformed Line Products Co.	3,095	222,531
Sunrun, Inc. (a)(b)	63,580	882,490
TPI Composites, Inc. (a)	17,956	324,106
Ultralife Corp. (a)	12,841	108,763
Vicor Corp. (a)	15,946	654,902
		4,939,824
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	109,798	6,917,274
Raven Industries, Inc.	20,117	691,421
		7,608,695
Machinery - 0.6%
Altra Industrial Motion Corp. (b)	36,081	1,185,982
Astec Industries, Inc.	13,073	489,715
Blue Bird Cor (a)(b)	17,587	357,895
Chart Industries, Inc. (a)	17,617	972,458
Columbus McKinnon Corp. (NY Shares)	12,176	500,190
Commercial Vehicle Group, Inc. (a)	24,542	175,230
Eastern Co.	4,547	124,952
Energy Recovery, Inc. (a)(b)	35,074	305,495
ExOne Co. (a)(b)	20,871	142,549
Franklin Electric Co., Inc.	26,553	1,472,895
FreightCar America, Inc. (a)	6,576	12,757
Gencor Industries, Inc. (a)	8,433	105,834
Hebron Technology Co. Ltd. (a)(b)	4,198	19,437
Hurco Companies, Inc.	4,416	158,004
Jason Industries, Inc. (a)	14,677	2,554
Kornit Digital Ltd. (a)(b)	18,114	617,687
L.B. Foster Co. Class A (a)	5,419	102,636
Lincoln Electric Holdings, Inc.	35,384	3,264,528
LiqTech International, Inc. (a)(b)	5,548	30,126
Manitex International, Inc. (a)(b)	10,479	56,063
MFRI, Inc. (a)	4,058	36,887
Middleby Corp. (a)	30,948	3,582,540
NN, Inc.	21,557	187,761
Nordson Corp. (b)	32,023	5,310,374
Omega Flex, Inc. (b)	6,310	604,561
PACCAR, Inc.	146,966	11,958,623
Park-Ohio Holdings Corp.	7,531	238,206
RBC Bearings, Inc. (a)	13,843	2,296,277
Spartan Motors, Inc.	23,588	418,687
Sun Hydraulics Corp. (b)	17,927	802,771
Taylor Devices, Inc. (a)	1,597	16,721
TriMas Corp. (a)	25,565	792,004
Twin Disc, Inc. (a)	9,749	99,245
Westport Fuel Systems, Inc. (a)	70,640	172,362
Woodward, Inc.	34,370	4,014,072
		40,628,078
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	67,219	320,635
EuroDry Ltd. (a)	54	442
Euroseas Ltd. (a)	273	130
Golden Ocean Group Ltd. (b)	71,759	432,707
Seanergy Martime Holdings Corp. (a)	6,401	3,386
Star Bulk Carriers Corp. (b)	51,696	568,139
		1,325,439
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	19,924	1,566,425
Acacia Research Corp. (a)	44,233	131,372
Barrett Business Services, Inc.	5,442	480,855
CoStar Group, Inc. (a)	20,391	12,496,828
CRA International, Inc.	5,134	263,220
Exponent, Inc.	30,734	1,953,146
Forrester Research, Inc.	13,856	553,270
Heidrick & Struggles International, Inc.	9,964	309,083
Hudson Global, Inc. (a)	1,283	15,601
Huron Consulting Group, Inc. (a)	14,055	942,388
ICF International, Inc.	10,532	945,036
InnerWorkings, Inc. (a)(b)	42,664	200,947
Kelly Services, Inc. Class A (non-vtg.)	20,284	444,422
Kforce, Inc.	14,214	561,737
Lightbridge Corp. (a)(b)	1,611	6,347
RCM Technologies, Inc. (a)	3,957	10,723
Red Violet, Inc. (a)(b)	13,190	225,021
Resources Connection, Inc.	24,682	381,337
Spherix, Inc. (a)	4,137	4,633
Upwork, Inc. (a)(b)	59,490	693,059
Verisk Analytics, Inc.	69,094	10,189,983
Willdan Group, Inc. (a)	7,660	218,387
		32,593,820
Road & Rail - 0.8%
AMERCO	10,930	3,959,065
ArcBest Corp.	13,492	388,300
Avis Budget Group, Inc. (a)	42,620	1,267,945
China Bat Group, Inc. (a)(b)	16,515	20,313
Covenant Transport Group, Inc. Class A (a)	8,404	112,866
CSX Corp.	353,381	25,280,877
Daseke, Inc. (a)(b)	31,805	93,825
Heartland Express, Inc.	46,571	997,085
J.B. Hunt Transport Services, Inc.	45,907	5,307,767
Landstar System, Inc.	23,422	2,609,445
Lyft, Inc. (b)	152,730	7,480,715
Marten Transport Ltd.	28,573	603,747
Old Dominion Freight Lines, Inc. (b)	45,410	8,700,102
P.A.M. Transportation Services, Inc. (a)	3,246	169,441
Patriot Transportation Holding, Inc. (a)	1,759	30,607
Saia, Inc. (a)	14,277	1,354,887
U.S.A. Truck, Inc. (a)(b)	8,729	66,428
Universal Logistics Holdings, Inc.	19,143	381,711
Werner Enterprises, Inc.	40,295	1,481,244
YRC Worldwide, Inc. (a)(b)	25,116	87,655
		60,394,025
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	38,147	1,131,059
BMC Stock Holdings, Inc. (a)	36,928	1,093,438
DXP Enterprises, Inc. (a)	11,467	441,824
Fastenal Co.	242,791	8,623,936
General Finance Corp. (a)	18,913	204,450
H&E Equipment Services, Inc.	18,782	619,806
HD Supply Holdings, Inc. (a)	98,710	3,930,632
Houston Wire & Cable Co. (a)(b)	7,080	27,824
Huttig Building Products, Inc. (a)(b)	16,567	29,986
Lawson Products, Inc. (a)	4,692	241,920
Rush Enterprises, Inc.:
Class A	19,790	906,778
Class B	4,471	203,967
Titan Machinery, Inc. (a)	11,661	157,074
Transcat, Inc. (a)	3,442	112,863
Willis Lease Finance Corp. (a)	3,362	201,720
		17,927,277
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	4,198	223,376

TOTAL INDUSTRIALS		275,704,740

INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 1.6%
Acacia Communications, Inc. (a)	22,632	1,508,196
ADTRAN, Inc.	25,196	231,551
Applied Optoelectronics, Inc. (a)(b)	10,366	110,916
AudioCodes Ltd.	20,574	493,159
Aviat Networks, Inc. (a)	2,287	31,629
CalAmp Corp. (a)	25,327	265,680
Casa Systems, Inc. (a)	47,588	175,124
Ceragon Networks Ltd. (a)(b)	36,506	71,552
Cisco Systems, Inc.	1,855,709	84,082,175
Clearfield, Inc. (a)	10,561	143,313
ClearOne, Inc. (a)	3,124	5,186
CommScope Holding Co., Inc. (a)(b)	106,669	1,450,698
Communications Systems, Inc.	2,071	16,133
Comtech Telecommunications Corp.	12,403	468,709
Dasan Zhone Solutions, Inc. (a)	3,200	25,504
Digi International, Inc. (a)	19,090	340,566
EchoStar Holding Corp. Class A (a)	26,004	1,093,988
EMCORE Corp. (a)	13,673	43,207
Ericsson (B Shares) sponsored ADR	182,398	1,648,878
EXFO, Inc. (sub. vtg.) (a)	11,624	52,069
Extreme Networks, Inc. (a)	60,885	428,022
F5 Networks, Inc. (a)	33,263	4,846,752
Gilat Satellite Networks Ltd. (b)	23,036	193,272
Harmonic, Inc. (a)	67,463	557,244
Infinera Corp. (a)(b)	98,666	629,489
Inseego Corp. (a)(b)	47,483	301,517
InterDigital, Inc.	18,494	1,050,459
Ituran Location & Control Ltd.	11,982	287,568
KVH Industries, Inc. (a)	9,269	106,130
Lantronix, Inc. (a)(b)	8,577	28,647
Lumentum Holdings, Inc. (a)	42,467	3,128,119
NETGEAR, Inc. (a)	16,467	413,486
NetScout Systems, Inc. (a)	51,307	1,292,936
PC-Tel, Inc.	8,979	77,399
Radcom Ltd. (a)(b)	13,668	138,730
Radware Ltd. (a)	22,995	553,950
Resonant, Inc. (a)(b)	46,660	100,319
Sierra Wireless, Inc. (a)(b)	18,794	165,575
Silicom Ltd. (a)(b)	3,732	123,417
Sonus Networks, Inc. (a)	61,452	180,054
Tessco Technologies, Inc.	7,463	83,735
UTStarcom Holdings Corp. (a)	21,290	63,657
ViaSat, Inc. (a)	33,741	2,479,964
Viavi Solutions, Inc. (a)	129,272	1,941,665
Westell Technologies, Inc. Class A (a)	4,115	4,280
Wi-Lan, Inc.	61,937	84,398
		111,519,017
Electronic Equipment & Components - 1.0%
Akoustis Technologies, Inc. (a)(b)	17,133	130,725
Applied DNA Sciences, Inc. (a)	157	656
Avnet, Inc. (b)	62,191	2,528,064
Bel Fuse, Inc.:
Class A	1,125	15,221
Class B (non-vtg.)	5,258	87,125
CDW Corp.	82,093	11,086,660
ClearSign Combustion Corp. (a)(b)	23,777	24,490
Coda Octopus Group, Inc. (a)(b)	2,615	18,828
Cognex Corp.	95,341	4,784,211
Coherent, Inc. (a)	13,625	2,055,468
Daktronics, Inc.	31,984	197,021
Data I/O Corp. (a)	15,054	61,420
Deswell Industries, Inc. (b)	1,530	3,978
Digital Ally, Inc. (a)(b)	14,670	17,237
ePlus, Inc. (a)	7,202	601,871
FARO Technologies, Inc. (a)	8,942	435,654
Flextronics International Ltd. (a)	290,666	3,450,205
FLIR Systems, Inc.	76,554	4,100,232
Frequency Electronics, Inc. (a)	4,423	44,274
Hollysys Automation Technologies Ltd.	31,795	467,704
Identiv, Inc. (a)	5,445	29,784
II-VI, Inc. (a)(b)	49,504	1,445,022
Insight Enterprises, Inc. (a)	19,973	1,310,029
IPG Photonics Corp. (a)(b)	29,609	4,207,143
Iteris, Inc. (a)	15,658	80,952
Itron, Inc. (a)	22,624	1,811,730
KEY Tronic Corp. (a)	4,924	27,328
Kimball Electronics, Inc. (a)	15,945	279,675
LightPath Technologies, Inc. Class A (a)	12,016	6,969
Littelfuse, Inc.	13,789	2,501,462
LRAD Corp. (a)	17,031	61,482
Luna Innovations, Inc. (a)	10,388	76,663
Magal Security Systems Ltd. (a)(b)	11,406	49,046
MicroVision, Inc. (a)(b)	49,848	39,400
MTS Systems Corp. (b)	11,884	539,771
Napco Security Technolgies, Inc. (a)(b)	11,834	369,813
National Instruments Corp.	74,124	3,122,103
Neonode, Inc. (a)(b)	2,017	2,622
nLIGHT, Inc. (a)	19,849	395,591
Novanta, Inc. (a)	19,467	1,813,935
OSI Systems, Inc. (a)	10,117	1,006,540
PC Connection, Inc.	13,938	687,422
Perceptron, Inc. (a)	6,131	27,773
Plexus Corp. (a)	19,194	1,456,825
Powerfleet, Inc. (a)(b)	12,373	74,609
Research Frontiers, Inc. (a)(b)	12,098	38,472
Richardson Electronics Ltd.	6,648	36,830
Sanmina Corp. (a)	39,232	1,247,970
ScanSource, Inc. (a)	15,799	559,601
SGOCO Technology Ltd. (a)(b)	500	470
Supercom Ltd. (a)	7,335	5,208
Tech Data Corp. (a)	20,644	2,991,109
Trimble, Inc. (a)	139,789	5,665,648
TTM Technologies, Inc. (a)(b)	58,843	789,085
Wayside Technology Group, Inc.	2,644	38,153
Zebra Technologies Corp. Class A (a)	30,144	7,564,335
		70,471,614
IT Services - 3.1%
21Vianet Group, Inc. ADR (a)	34,836	235,840
3PEA International, Inc. (a)(b)	29,164	299,223
Akamai Technologies, Inc. (a)	91,125	7,938,810
Alithya Group, Inc. (a)	7,200	16,560
ALJ Regional Holdings, Inc. (a)	15,043	19,255
Amdocs Ltd.	77,592	5,377,126
Automatic Data Processing, Inc.	184,353	31,483,805
Brightcove, Inc. (a)	29,726	265,750
Carbonite, Inc. (a)	17,700	407,100
Cardtronics PLC (a)(b)	26,764	1,129,976
Cass Information Systems, Inc.	10,791	609,368
China Information Technology, Inc. (a)(b)	20,266	9,120
Cognizant Technology Solutions Corp. Class A	245,286	15,725,285
Computer Task Group, Inc. (a)(b)	19,062	116,278
CSG Systems International, Inc.	17,701	1,012,320
CSP, Inc.	2,505	32,264
Endurance International Group Holdings, Inc. (a)	87,857	355,821
Euronet Worldwide, Inc. (a)	28,831	4,531,945
Exela Technologies, Inc. (a)	87,567	28,363
ExlService Holdings, Inc. (a)	18,932	1,321,643
Fiserv, Inc. (a)	310,494	36,091,823
GDS Holdings Ltd. ADR (a)(b)	40,017	1,873,596
Hackett Group, Inc.	15,503	237,661
Information Services Group, Inc. (a)	21,642	53,239
Innodata, Inc. (a)	162	194
Internap Network Services Corp. (a)(b)	11,104	13,325
Jack Henry & Associates, Inc.	43,186	6,561,681
Limelight Networks, Inc. (a)	58,347	249,142
ManTech International Corp. Class A	14,305	1,109,782
Marathon Patent Group, Inc. (a)(b)	9,296	11,899
ModusLink Global Solutions, Inc. (a)	31,319	44,786
MoneyGram International, Inc. (a)(b)	47,439	145,638
MongoDB, Inc. Class A (a)	22,250	3,308,575
Net 1 UEPS Technologies, Inc. (a)	36,698	128,443
NIC, Inc.	37,287	846,042
Okta, Inc. (a)	56,105	7,281,307
Paychex, Inc.	151,829	13,075,513
PayPal Holdings, Inc. (a)	497,167	53,699,008
Perficient, Inc. (a)	17,917	757,531
PFSweb, Inc. (a)	12,471	45,644
Presidio, Inc.	53,683	886,306
PRG-Schultz International, Inc. (a)	12,252	55,134
QIWI PLC Class B sponsored ADR	23,733	470,388
Sabre Corp.	153,068	3,433,315
ServiceSource International, Inc. (a)	52,351	80,097
StoneCo Ltd. Class A (a)(b)	81,340	3,333,313
Sykes Enterprises, Inc. (a)	26,201	920,703
Ttec Holdings, Inc.	25,550	1,173,512
Tucows, Inc. (a)(b)	5,567	315,927
VeriSign, Inc. (a)	52,068	9,931,450
Verra Mobility Corp. (a)(b)	35,640	533,531
Virtusa Corp. (a)	16,798	750,703
Wix.com Ltd. (a)	26,770	3,236,225
		221,571,285
Semiconductors & Semiconductor Equipment - 8.1%
Adesto Technologies Corp. (a)(b)	15,552	111,974
Advanced Energy Industries, Inc. (a)	23,294	1,495,708
Advanced Micro Devices, Inc. (a)	474,711	18,584,936
Alpha & Omega Semiconductor Ltd. (a)	13,400	159,326
Ambarella, Inc. (a)	17,500	957,950
Amkor Technology, Inc. (a)	137,406	1,661,239
Amtech Systems, Inc. (a)	7,143	42,715
Analog Devices, Inc.	155,765	17,593,657
Applied Materials, Inc.	416,673	24,125,367
ASML Holding NV	31,459	8,513,435
Atomera, Inc. (a)(b)	6,089	18,571
Axcelis Technologies, Inc. (a)	16,834	360,921
AXT, Inc. (a)	19,692	62,227
Broadcom, Inc.	171,154	54,120,606
Brooks Automation, Inc.	38,897	1,741,419
Cabot Microelectronics Corp.	16,145	2,153,904
Camtek Ltd.	18,904	199,437
Canadian Solar, Inc. (a)	30,896	505,150
Ceva, Inc. (a)	11,720	303,782
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	4,820	107,727
Cirrus Logic, Inc. (a)	33,116	2,374,417
Cohu, Inc.	21,267	377,277
Cree, Inc. (a)(b)	57,227	2,530,006
CVD Equipment Corp. (a)	3,218	10,619
CyberOptics Corp. (a)	5,253	93,293
Cypress Semiconductor Corp.	202,066	4,738,448
Diodes, Inc. (a)	28,211	1,301,656
DSP Group, Inc. (a)	21,373	302,855
Enphase Energy, Inc. (a)(b)	59,343	1,297,831
Entegris, Inc.	75,648	3,579,663
Everspin Technologies, Inc. (a)	17,264	90,291
First Solar, Inc. (a)	58,472	3,229,993
FormFactor, Inc. (a)	41,778	966,743
GSI Technology, Inc. (a)	9,353	68,464
Himax Technologies, Inc. sponsored ADR (a)(b)	56,996	131,091
Ichor Holdings Ltd. (a)(b)	13,558	427,755
Intel Corp.	1,909,193	110,828,654
KLA-Tencor Corp.	72,158	11,823,810
Kopin Corp. (a)(b)	69,037	34,774
Kulicke & Soffa Industries, Inc.	36,135	906,627
Lam Research Corp.	68,530	18,285,860
Lattice Semiconductor Corp. (a)	82,938	1,566,699
MACOM Technology Solutions Holdings, Inc. (a)	35,418	873,762
Marvell Technology Group Ltd. (b)	367,769	9,698,069
Maxim Integrated Products, Inc.	116,720	6,614,522
Mellanox Technologies Ltd. (a)	30,073	3,455,388
Microchip Technology, Inc. (b)	99,728	9,428,285
Micron Technology, Inc. (a)	466,679	22,171,919
MKS Instruments, Inc.	30,119	3,201,047
Monolithic Power Systems, Inc.	23,524	3,779,836
Nova Measuring Instruments Ltd. (a)	14,705	531,145
NVE Corp.	3,557	226,190
NVIDIA Corp. (b)	256,278	55,545,694
NXP Semiconductors NV	129,628	14,982,404
O2Micro International Ltd. sponsored ADR (a)	13,662	22,406
ON Semiconductor Corp. (a)	229,033	4,917,339
PDF Solutions, Inc. (a)	23,680	375,091
Photronics, Inc. (a)	36,838	433,215
Pixelworks, Inc. (a)(b)	39,202	132,111
Power Integrations, Inc.	16,158	1,478,295
Qorvo, Inc. (a)	68,573	7,145,992
Qualcomm, Inc.	511,806	42,761,391
QuickLogic Corp. (a)	50,325	13,336
Rambus, Inc. (a)	61,561	803,371
Rubicon Technology, Inc. (a)	229	1,864
SemiLEDs Corp. (a)	5,650	12,995
Semtech Corp. (a)	37,146	1,800,095
Silicon Laboratories, Inc. (a)(b)	23,698	2,510,329
Silicon Motion Technology Corp. sponsored ADR	20,181	894,018
Skyworks Solutions, Inc.	76,613	7,531,058
SMART Global Holdings, Inc. (a)	11,675	359,590
SolarEdge Technologies, Inc. (a)(b)	26,381	2,152,953
SunPower Corp. (a)(b)	74,111	555,091
Synaptics, Inc. (a)(b)	18,324	1,047,400
Teradyne, Inc.	99,420	6,222,698
Texas Instruments, Inc.	408,877	49,151,104
Tower Semiconductor Ltd. (a)	58,385	1,279,799
Ultra Clean Holdings, Inc. (a)	20,395	453,585
Universal Display Corp.	26,182	5,085,068
Veeco Instruments, Inc. (a)	25,984	355,721
Xilinx, Inc.	107,049	9,932,006
Xperi Corp. (b)	29,018	574,266
		576,297,325
Software - 11.8%
2U, Inc. (a)(b)	32,420	808,555
ACI Worldwide, Inc. (a)(b)	65,452	2,454,450
Adobe, Inc. (a)	206,231	63,834,681
Agilysys, Inc. (a)	26,463	670,308
Alarm.com Holdings, Inc. (a)	26,659	1,162,866
Allot Ltd. (a)	21,262	184,979
Altair Engineering, Inc. Class A (a)(b)	21,670	718,794
American Software, Inc. Class A	21,038	332,611
ANSYS, Inc. (a)	46,862	11,935,283
AppFolio, Inc. (a)(b)	10,046	1,134,394
Appian Corp. Class A (a)(b)	6,095	262,573
Aspen Technology, Inc. (a)	38,690	4,851,726
Asure Software, Inc. (a)(b)	8,060	66,092
Atlassian Corp. PLC (a)	64,285	8,171,266
AudioEye, Inc. (a)(b)	1,728	8,813
Aurora Mobile Ltd. ADR (a)(b)	8,728	20,947
Autodesk, Inc. (a)	92,428	16,720,225
Aware, Inc. (a)	11,224	37,713
Benefitfocus, Inc. (a)(b)	20,346	487,897
Blackbaud, Inc.	27,006	2,238,257
BlackLine, Inc. (a)(b)	30,809	1,658,140
Bottomline Technologies, Inc. (a)	24,163	1,195,827
BroadVision, Inc. (a)	599	1,671
BSQUARE Corp. (a)	4,329	5,411
Cadence Design Systems, Inc. (a)	119,558	8,398,950
CDK Global, Inc.	69,325	3,712,354
Cerence, Inc. (a)(b)	20,049	311,962
Check Point Software Technologies Ltd. (a)	66,557	7,845,739
Citrix Systems, Inc.	56,700	6,396,327
CommVault Systems, Inc. (a)	25,608	1,296,277
Cornerstone OnDemand, Inc. (a)	33,471	2,064,157
CounterPath Corp. (a)	17,127	17,983
Coupa Software, Inc. (a)(b)	33,141	5,086,812
Crowdstrike Holdings, Inc. (b)	9,840	570,720
CyberArk Software Ltd. (a)	19,514	2,391,441
Descartes Systems Group, Inc. (Canada) (a)	45,955	1,968,561
Digimarc Corp. (a)(b)	9,497	307,513
Digital Turbine, Inc. (a)(b)	70,098	622,470
DocuSign, Inc. (a)	91,817	6,538,289
Domo, Inc. Class B (a)(b)	16,775	315,370
Dropbox, Inc. Class A (a)	132,672	2,453,105
Ebix, Inc. (b)	17,154	596,616
eGain Communications Corp. (a)	19,235	146,763
Everbridge, Inc. (a)(b)	18,345	1,613,259
Evolving Systems, Inc. (a)	7,319	6,737
FireEye, Inc. (a)(b)	99,351	1,665,123
Five9, Inc. (a)	34,023	2,319,348
Forescout Technologies, Inc. (a)	21,926	785,609
Fortinet, Inc. (a)	95,459	10,033,695
GTY Govtech, Inc. (a)(b)	28,848	142,221
Ideanomics, Inc. (a)(b)	109,229	99,431
Intuit, Inc.	109,382	28,317,906
j2 Global, Inc. (b)	27,504	2,668,438
LivePerson, Inc. (a)(b)	35,362	1,403,518
LogMeIn, Inc.	28,371	2,212,371
Magic Software Enterprises Ltd.	23,096	233,501
Manhattan Associates, Inc. (a)(b)	36,121	3,016,465
Materialise NV ADR (a)(b)	17,134	302,758
Microsoft Corp.	3,355,398	507,940,149
MicroStrategy, Inc. Class A (a)	5,388	809,978
Mimecast Ltd. (a)	33,843	1,500,937
Mitek Systems, Inc. (a)	30,316	216,153
MMTEC, Inc. (b)	2,116	4,634
MobileIron, Inc. (a)	72,399	349,687
My Size, Inc. (a)(b)	3,094	11,138
NetSol Technologies, Inc. (a)	5,108	19,717
NICE Systems Ltd. sponsored ADR (a)(b)	23,386	3,542,745
Nortonlifelock, Inc.	270,212	6,728,279
Nuance Communications, Inc. (a)(b)	160,392	2,875,829
Nutanix, Inc. Class A (a)	80,918	3,022,287
NXT-ID, Inc. (a)	34,241	18,148
Onespan, Inc. (a)	24,175	450,864
Open Text Corp.	150,279	6,550,594
Opera Ltd. ADR (a)	1,040	10,546
Parametric Technology Corp. (a)(b)	65,927	5,050,008
Park City Group, Inc. (a)(b)	9,653	45,369
Paylocity Holding Corp. (a)	29,509	3,609,541
Pegasystems, Inc.	42,409	3,291,787
Phunware, Inc. (a)(b)	9,499	12,159
Pluralsight, Inc. (a)(b)	53,091	902,016
Progress Software Corp.	25,286	1,062,265
Proofpoint, Inc. (a)(b)	26,293	3,120,716
QAD, Inc. Class A	11,878	607,085
Qualys, Inc. (a)(b)	22,053	1,929,858
Qumu Corp. (a)	2,780	7,089
Rapid7, Inc. (a)	26,447	1,482,883
RealPage, Inc. (a)	44,359	2,441,076
Rimini Street, Inc. (a)	3,161	12,549
Riot Blockchain, Inc. (a)(b)	50,376	70,023
Sapiens International Corp. NV	29,782	670,393
SeaChange International, Inc. (a)(b)	24,750	86,625
SecureWorks Corp. (a)(b)	19,240	218,182
SharpSpring, Inc. (a)(b)	7,519	94,589
ShotSpotter, Inc. (a)(b)	8,669	212,564
SITO Mobile Ltd. (a)(b)	29,695	12,068
Smith Micro Software, Inc. (a)(b)	40,199	189,739
Sphere 3D Corp. (a)	12,002	9,401
Splunk, Inc. (a)	82,496	12,310,053
SPS Commerce, Inc. (a)	20,954	1,180,339
SS&C Technologies Holdings, Inc.	140,035	8,409,102
Support.com, Inc. (a)	16,704	32,823
SurveyMonkey (a)	74,642	1,274,139
Synacor, Inc. (a)(b)	19,246	34,065
Synchronoss Technologies, Inc. (a)(b)	16,012	72,694
Synopsys, Inc. (a)	63,040	8,891,162
Talend SA ADR (a)(b)	16,712	634,388
TeleNav, Inc. (a)	34,719	198,593
Tenable Holdings, Inc. (a)	57,300	1,555,695
The Trade Desk, Inc. (a)(b)	21,659	5,703,681
TiVo Corp.	64,768	505,838
Upland Software, Inc. (a)	13,837	535,630
Varonis Systems, Inc. (a)	15,211	1,188,131
Verint Systems, Inc. (a)	34,844	1,693,767
Veritone, Inc. (a)(b)	13,641	41,196
Workday, Inc. Class A (a)	68,763	12,316,829
Xunlei Ltd. sponsored ADR (a)(b)	19,309	99,828
Zix Corp. (a)	44,061	332,220
Zoom Video Communications, Inc. Class A (b)	26,875	2,002,188
Zscaler, Inc. (a)(b)	69,583	3,627,362
		846,654,661
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	1,987,319	531,111,001
Astro-Med, Inc.	3,663	56,593
Avid Technology, Inc. (a)(b)	21,480	169,048
CPI Card Group (a)	1,132	1,347
Immersion Corp. (a)	16,408	110,754
Intevac, Inc. (a)(b)	24,594	146,826
Logitech International SA (b)	92,137	4,013,488
NetApp, Inc.	129,047	7,818,958
Seagate Technology LLC	157,253	9,384,859
Stratasys Ltd. (a)(b)	30,177	556,464
Transact Technologies, Inc.	5,746	64,528
Western Digital Corp. (b)	125,586	6,320,743
		559,754,609

TOTAL INFORMATION TECHNOLOGY		2,386,268,511

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	15,464	6,696
Advanced Emissions Solutions, Inc. (b)	9,725	98,903
AgroFresh Solutions, Inc. (a)(b)	31,402	74,423
Amyris, Inc. (a)(b)	32,836	132,001
Balchem Corp.	17,987	1,792,045
Fuwei Films Holdings Co. Ltd. (a)(b)	5,412	16,777
Gulf Resources, Inc. (a)	18,051	9,748
Hawkins, Inc.	5,991	247,548
Innophos Holdings, Inc.	10,285	328,092
Innospec, Inc.	13,670	1,345,128
Marrone Bio Innovations, Inc. (a)(b)	67,680	73,094
Methanex Corp.	44,064	1,644,729
Northern Technologies International Corp. (b)	4,760	58,310
Tantech Holdings Ltd. (a)(b)	31,503	64,581
		5,892,075
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)(b)	8,694	19,648
Tecnoglass, Inc.	18,608	149,050
U.S. Concrete, Inc. (a)	10,081	412,615
United States Lime & Minerals, Inc.	2,950	303,467
		884,780
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	61,572	1,897,033
UFP Technologies, Inc. (a)	5,073	235,134
		2,132,167
Metals & Mining - 0.2%
Century Aluminum Co. (a)	46,076	324,836
China Natural Resources, Inc. (a)(b)	11,233	21,006
Ferroglobe PLC (a)	90,348	57,705
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	9,313	341,973
Kaiser Aluminum Corp.	9,749	1,068,295
Mountain Province Diamonds, Inc. (a)	73,559	62,577
Olympic Steel, Inc.	10,897	182,634
Pan American Silver Corp. (b)	115,585	2,225,011
Ramaco Resources, Inc. (a)(b)	21,088	72,121
Royal Gold, Inc.	36,584	4,290,206
Schnitzer Steel Industries, Inc. Class A	18,445	397,490
SSR Mining, Inc. (a)	67,684	1,058,852
Steel Dynamics, Inc.	126,145	4,254,871
Synalloy Corp.	4,836	62,578
Universal Stainless & Alloy Products, Inc. (a)	7,722	106,950
ZK International Group Co. Ltd. (a)(b)	8,117	10,390
		14,537,495
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	43,521	545,318
Pope Resources, Inc. LP	1,792	159,703
		705,021

TOTAL MATERIALS		24,151,538

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Finance Trust, Inc. (b)	58,496	865,156
Brookfield Property REIT, Inc. Class A	34,710	660,184
CareTrust (REIT), Inc.	49,853	1,040,931
CIM Commercial Trust Corp.	10,595	153,628
CyrusOne, Inc.	53,081	3,306,946
Equinix, Inc.	47,035	26,661,790
Gaming & Leisure Properties	114,924	4,849,793
Gladstone Commercial Corp.	18,518	421,840
Gladstone Land Corp.	13,642	172,981
Global Self Storage, Inc.	4,374	18,633
Global Self Storage, Inc. rights 12/13/19 (a)	4,374	126
Government Properties Income Trust (b)	22,561	752,635
Hospitality Properties Trust (SBI)	91,316	2,126,750
Industrial Logistics Properties Trust	30,522	660,496
Lamar Advertising Co. Class A	46,677	3,894,262
Potlatch Corp.	37,739	1,639,005
Regency Centers Corp.	95,165	6,189,532
Retail Opportunity Investments Corp.	61,376	1,119,498
Sabra Health Care REIT, Inc.	101,548	2,262,489
SBA Communications Corp. Class A	53,108	12,558,449
Senior Housing Properties Trust (SBI)	136,980	1,002,694
Sotherly Hotels, Inc.	13,575	88,102
Uniti Group, Inc.	120,795	811,742
Wheeler REIT, Inc. (a)(b)	15,634	29,861
		71,287,523
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	11,426	205,897
Brookfield Property Partners LP	237,287	4,521,369
China HGS Real Estate, Inc. (a)(b)	13,939	11,151
Colliers International Group, Inc. (b)	23,509	1,699,947
Cresud S.A.C.I.F. y A. sponsored ADR	24,152	138,874
eXp World Holdings, Inc. (a)(b)	33,873	370,909
FirstService Corp.	22,078	2,117,059
FRP Holdings, Inc. (a)	8,211	409,729
Griffin Industrial Realty, Inc.	2,554	98,712
Gyrodyne LLC (a)	1,037	20,014
Landmark Infrastructure Partners LP	12,077	189,850
Newmark Group, Inc.	147,628	1,926,545
Redfin Corp. (a)(b)	50,422	972,136
Stratus Properties, Inc. (a)	4,283	122,494
The RMR Group, Inc.	8,763	411,598
		13,216,284

TOTAL REAL ESTATE		84,503,807

UTILITIES - 0.7%
Electric Utilities - 0.6%
Alliant Energy Corp.	132,080	7,000,240
Exelon Corp.	436,500	19,380,600
MGE Energy, Inc.	21,282	1,649,781
Otter Tail Corp.	23,594	1,159,881
Spark Energy, Inc. Class A, (b)	5,832	64,327
Xcel Energy, Inc.	218,248	13,420,070
		42,674,899
Gas Utilities - 0.0%
RGC Resources, Inc.	3,685	108,265
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	56,076	1,453,490
Pattern Energy Group, Inc.	53,705	1,477,962
Terraform Power, Inc.	116,644	1,809,148
VivoPower International PLC (a)(b)	1,305	1,436
		4,742,036
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,784	215,165
Cadiz, Inc. (a)(b)	19,334	221,568
Global Water Resources, Inc.	9,461	127,440
Middlesex Water Co.	13,345	838,199
Pure Cycle Corp. (a)	12,765	158,541
York Water Co.	7,627	338,105
		1,899,018

TOTAL UTILITIES		49,424,218

TOTAL COMMON STOCKS
(Cost $3,284,503,096)		6,015,378,380
	Principal Amount	Value

U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (e)
(Cost $45,854,757)	46,000,000	45,877,229
	Shares	Value

Money Market Funds - 20.2%
Fidelity Cash Central Fund 1.61% (f)	1,086,126,682	$1,086,343,907
Fidelity Securities Lending Cash Central Fund 1.61% (f)(g)	354,902,146	354,937,636
TOTAL MONEY MARKET FUNDS
(Cost $1,441,273,586)		1,441,281,543
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $4,771,631,439)		7,502,537,152
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(348,248,875)
NET ASSETS - 100%		$7,154,288,277

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	6,761	Dec. 2019	$1,138,214,350	$69,759,195	$69,759,195

The notional amount of futures purchased as a percentage of Net Assets is 15.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $958,731,503.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $45,877,229.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,337,620
Fidelity Securities Lending Cash Central Fund	6,379,348
Total	$26,716,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,021,052,310	$1,021,050,561	$--	$1,749
Consumer Discretionary	800,720,120	800,720,120	--	--
Consumer Staples	261,205,069	261,205,069	--	--
Energy	19,383,130	19,383,130	--	--
Financials	428,032,152	428,032,152	--	--
Health Care	664,932,785	664,647,007	--	285,778
Industrials	275,704,740	275,704,740	--	--
Information Technology	2,386,268,511	2,386,268,511	--	--
Materials	24,151,538	24,144,842	--	6,696
Real Estate	84,503,807	84,503,681	126	--
Utilities	49,424,218	49,424,218	--	--
U.S. Government and Government Agency Obligations	45,877,229	--	45,877,229	--
Money Market Funds	1,441,281,543	1,441,281,543	--	--
Total Investments in Securities:	$7,502,537,152	$7,456,365,574	$45,877,355	$294,223
Derivative Instruments:
Assets
Futures Contracts	$69,759,195	$69,759,195	$--	$--
Total Assets	$69,759,195	$69,759,195	$--	$--
Total Derivative Instruments:	$69,759,195	$69,759,195	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$69,759,195	$0
Total Equity Risk	69,759,195	0
Total Value of Derivatives	$69,759,195	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019
Assets
Investment in securities, at value (including securities loaned of $344,276,800) — See accompanying schedule: Unaffiliated issuers (cost $3,330,357,853)	$6,061,255,609
Fidelity Central Funds (cost $1,441,273,586)	1,441,281,543
Total Investment in Securities (cost $4,771,631,439)		$7,502,537,152
Segregated cash with brokers for derivative instruments		3,211,389
Foreign currency held at value (cost $22,936)		22,253
Receivable for investments sold		34,483
Receivable for fund shares sold		6,035,961
Dividends receivable		5,808,102
Distributions receivable from Fidelity Central Funds		1,719,820
Prepaid expenses		10,447
Receivable from investment adviser for expense reductions		329,341
Total assets		7,519,708,948
Liabilities
Payable to custodian bank	$412,771
Payable for fund shares redeemed	3,021,631
Accrued management fee	1,403,036
Payable for daily variation margin on futures contracts	5,030,990
Other affiliated payables	592,931
Other payables and accrued expenses	87,985
Collateral on securities loaned	354,871,327
Total liabilities		365,420,671
Net Assets		$7,154,288,277
Net Assets consist of:
Paid in capital		$4,126,072,166
Total accumulated earnings (loss)		3,028,216,111
Net Assets		$7,154,288,277
Net Asset Value, offering price and redemption price per share ($7,154,288,277 ÷ 62,987,748 shares)		$113.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2019
Investment Income
Dividends		$61,855,688
Interest		1,116,591
Income from Fidelity Central Funds (including $6,379,348 from security lending)		26,716,968
Total income		89,689,247
Expenses
Management fee	$15,435,231
Transfer agent fees	6,777,571
Accounting and security lending fees	249,416
Custodian fees and expenses	45,560
Independent trustees' fees and expenses	36,491
Registration fees	133,737
Audit	81,366
Legal	34,574
Miscellaneous	40,369
Total expenses before reductions	22,834,315
Expense reductions	(4,115,045)
Total expenses after reductions		18,719,270
Net investment income (loss)		70,969,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,026,521
Fidelity Central Funds	(3,619)
Foreign currency transactions	946
Futures contracts	32,490,806
Total net realized gain (loss)		116,514,654
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	836,705,409
Fidelity Central Funds	6,421
Assets and liabilities in foreign currencies	232
Futures contracts	137,982,012
Total change in net unrealized appreciation (depreciation)		974,694,074
Net gain (loss)		1,091,208,728
Net increase (decrease) in net assets resulting from operations		$1,162,178,705

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2019	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,969,977	$52,555,222
Net realized gain (loss)	116,514,654	158,124,791
Change in net unrealized appreciation (depreciation)	974,694,074	139,110,287
Net increase (decrease) in net assets resulting from operations	1,162,178,705	349,790,300
Distributions to shareholders	(101,247,668)	(35,982,925)
Share transactions
Proceeds from sales of shares	1,368,442,356	2,022,386,654
Reinvestment of distributions	96,704,103	34,510,575
Cost of shares redeemed	(1,374,121,905)	(1,268,156,368)
Net increase (decrease) in net assets resulting from share transactions	91,024,554	788,740,861
Total increase (decrease) in net assets	1,151,955,591	1,102,548,236
Net Assets
Beginning of period	6,002,332,686	4,899,784,450
End of period	$7,154,288,277	$6,002,332,686
Other Information
Shares
Sold	13,650,276	20,776,948
Issued in reinvestment of distributions	1,137,160	378,987
Redeemed	(13,769,028)	(13,076,546)
Net increase (decrease)	1,018,408	8,079,389

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nasdaq Composite Index Fund

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$96.86	$90.92	$70.45	$67.89	$63.84
Income from Investment Operations
Net investment income (loss)A	1.12	.89	.76	.78	.68
Net realized and unrealized gain (loss)	17.26	5.71	20.38	2.80	4.13
Total from investment operations	18.38	6.60	21.14	3.58	4.81
Distributions from net investment income	(.81)	(.64)	(.65)	(.55)	(.52)
Distributions from net realized gain	(.85)	(.02)	(.03)	(.48)	(.26)
Total distributions	(1.66)	(.66)	(.67)B	(1.03)	(.78)
Redemption fees added to paid in capitalA	–	–	–C	.01	.02
Net asset value, end of period	$113.58	$96.86	$90.92	$70.45	$67.89
Total ReturnD	19.55%	7.30%	30.26%	5.43%	7.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.40%	.41%	.42%	.52%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	1.10%	.90%	.94%	1.20%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$7,154,288	$6,002,333	$4,899,784	$2,715,137	$2,076,377
Portfolio turnover rateG	6%	15%	11%	4%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.645 and distributions from net realized gain of $.027 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2019

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,987,861,319
Gross unrealized depreciation	(265,960,389)
Net unrealized appreciation (depreciation)	$2,721,900,930
Tax Cost	$4,780,636,222

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$125,068,645
Undistributed long-term capital gain	$182,485,683
Net unrealized appreciation (depreciation) on securities and other investments	$2,720,661,784

The tax character of distributions paid was as follows:

	November 30, 2019	November 30, 2018
Ordinary Income	$49,221,004	$ 35,982,925
Long-term Capital Gains	52,026,664	–
Total	$101,247,668	$ 35,982,925

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $340,734,332 and $336,344,912, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .11% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16,643 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $4,167,311. Total fees paid by the Fund to NFS, as lending agent, amounted to $281,741. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $173,546 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,106,530.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,515.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of November 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 14, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 302 funds. Mr. Chiel oversees 173 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.29%	$1,000.00	$1,169.10	$1.58
Hypothetical-C		$1,000.00	$1,023.61	$1.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Nasdaq Composite Index Fund voted to pay on December 30, 2019, to shareholders of record at the opening of business on December 27, 2019, a distribution of $3.871 per share derived from capital gains realized from sales of portfolio securities and a dividend of $1.096 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2019, $182,555,616, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 96% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 98% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Nasdaq Composite Index Fund

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements, including a sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

EIF-ANN-0120
1.795539.116

Item 2.

Code of Ethics

As of the end of the period, November 30, 2019, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund (the “Fund”):

Services Billed by Deloitte Entities

November 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$65,000	$100	$7,000	$1,600

November 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$67,000	$100	$6,400	$1,900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2019A	November 30, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2019A	November 30, 2018A
Deloitte Entities	$585,000	$490,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2020